DEFINED ASSET FUNDSSM
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MUNICIPAL INVESTMENT          This Defined Fund consists of four separate
TRUST FUND                    underlying Trusts each of which is a portfolio of
INTERMEDIATE TERM             preselected fixed rate bonds targeted to a certain
SERIES--201                   range of maturity or disposition dates. The Fund
UNIT INVESTMENT TRUSTS        was formed to provide interest income which in the
------------------------------opinion of counsel is, with certain exceptions,
/ / TARGETED MATURITIES       exempt from regular Federal income taxes under
/ / EXEMPT FROM REGULAR       existing law. There is no assurance that this
      FEDERAL INCOME TAX      objective will be met because it is subject to the
/ / DEFINED PORTFOLIOS OF     continuing ability of issuers of the bonds to meet
      MUNICIPAL BONDS         their principal and interest requirements or of
/ / MONTHLY INCOME            third-party obligors to meet their obligations.
                              The fixed portfolios contain intermediate-term bonds issued by states and their local governments and authorities and backed in certain cases by third-party obligations. Interest on certain bonds may be a preference item for purposes of Alternative Minimum Tax (AMT). The market value of the bonds, and therefore the value of the Units, will fluctuate with changes in interest rates and other factors.
                              Minimum Purchase: One Unit



                               -------------------------------------------------
                               THESE SECURITIES HAVE NOT BEEN APPROVED OR
                               DISAPPROVED BY THE SECURITIES AND EXCHANGE
                               COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
                               HAS THE COMMISSION OR ANY STATE SECURITIES
                               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                               OF THIS DOCUMENT. ANY REPRESENTATION TO THE
                               CONTRARY IS A CRIMINAL OFFENSE.
                               -------------------------------------------------
SPONSORS:                      PART A OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
Merrill Lynch,                 UNLESS ACCOMPANIED BY MUNICIPAL INVESTMENT TRUST
Pierce, Fenner & Smith         FUND PROSPECTUS PART B.
Incorporated                   INVESTORS SHOULD READ BOTH PARTS OF THIS
Smith Barney Inc.              PROSPECTUS CAREFULLY AND RETAIN THEM FOR FUTURE
Prudential Securities          REFERENCE.
Incorporated                   INQUIRIES SHOULD BE DIRECTED TO THE TRUSTEE AT
Dean Witter Reynolds Inc.      1-800-323-1508.
PaineWebber Incorporated       PROSPECTUS PART A DATED MARCH 1, 1996.

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Defined Asset FundsSM

Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $100 billion sponsored over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. The portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined 'distinctives'. You know in advance what you are investing in and that changes in the portfolio are limited - a defined portfolio. Most defined bond funds pay interest monthly - defined income. The portfolio offers a convenient and simple way to invest - simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

o Municipal portfolios
o Corporate portfolios
o Government portfolios
o Equity portfolios
o International portfolios

Terms of Defined Funds are as short as one year or as long as 30 years. Special defined funds are available including: insured funds, double and triple tax-free funds and funds with 'laddered maturities' to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.
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Defined Intermediate Term Series
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Our defined portfolio of municipal bonds offers you a simple and convenient way to earn tax-free monthly income. And by purchasing Defined Asset Funds, you not only receive professional selection but also gain the advantage of reduced risk by investing in bonds of several different issuers.

INVESTMENT OBJECTIVE

To provide interest income exempt from regular federal income taxes through investment in fixed portfolios of intermediate term municipal bonds with targeted maturity or disposition dates and issued by or on behalf of states and their local governments and authorities. The information in this prospectus is as of November 30, 1995, the evaluation date.

DIVERSIFICATION

The Portfolios contain a number of different bonds. Spreading your investment among different issuers reduces your risk, but does not eliminate it. Because of maturities, sales or other dispositions of bonds, the size, composition and return of the Portfolios will change over time.

PROFESSIONAL SELECTION AND SUPERVISION

The Portfolios contain a variety of bonds selected by experienced buyers and research analysts. The Fund is not actively managed; however, it is regularly reviewed and a bond can be sold if retaining it is considered detrimental to investors' interests.
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Defining Your Portfolio
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BOND CALL FEATURES

It is possible that during periods of falling interest rates, a bond with a coupon higher than current market rates will be prepaid or 'called', at the option of the bond issuer, before its expected maturity. When bonds are initially callable, the price is usually at a premium to par which then declines to par over time. Bonds may also be subject to a mandatory sinking fund or have extraordinary redemption provisions. For example, if the bond's proceeds are not able to be used as intended the bond may be redeemed. This redemption and the sinking fund are often at par.

CALL PROTECTION

Although many bonds are subject to sinking fund redemption or call provisions, we have selected bonds with call protection. This call protection means that if the bonds are subject to call, they generally cannot be called for a number of years after the initial date of deposit (which was December 18, 1992) and thereafter at a declining premium over par.

TAX INFORMATION

Based on the opinion of bond counsel, income from the bonds held by this Fund is generally 100% exempt under existing law from regular federal income tax. Any gain on a disposition of the underlying bonds or units will be subject to tax.

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Defining Your Investment
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REINVESTMENT OPTION

You can elect to automatically reinvest your distributions into a separate portfolio of federally tax-exempt bonds. Reinvesting helps to compound your income tax-free.

PRINCIPAL DISTRIBUTIONS

Principal from sales, redemptions and maturities of bonds in the Fund will be distributed to investors periodically when the amount to be distributed is more than $5.00 per unit.

SELLING YOUR INVESTMENT

You may sell your units at any time. Your price is based on the then current net asset value of the Portfolio (based on the lower bid side evaluation of the bonds, as determined by an independent evaluator), plus principal cash, if any, as well as accrued interest. There is no fee for selling your units.

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Defining Your Risks
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RISK FACTORS

Unit price fluctuates and could be adversely affected by increasing interest rates as well as the financial condition of the issuers of the bonds and any third party obligors backing certain of the bonds. Because of the possible maturity, sale or other disposition of securities, the size, composition and return of the portfolio may change at any time. Because of the sales charges, returns of principal and fluctuations in unit price, among other reasons, the sale price will generally be less than the cost of your units. Unit prices could also be adversely affected if a limited trading market exists in any security to be sold. There is no guarantee that the Fund will achieve its investment objective.

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           Defined Intermediate Term Series 201--Trust B (1998-1999)
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PORTFOLIO DIVERSIFICATION

The Portfolio is diversified among 23 bonds with an estimated average life of about 3 years. Spreading your investment among different issuers reduces your risk but does not eliminate it.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Refunded Bonds                                     1%
/ / State/Local Government
  Supported                                            6%
/ / Airports/Ports/Highways                            3%
/ / Financial Institutions                             2%
/ / General Obligation                                 1%
/ / Hospitals/Health Care Facilities                   30%
/ / Housing                                            5%
/ / Industrial Development Revenue                     16%
/ / Lease Rental Appropriation                         10%
/ / Miscellaneous                                      8%
/ / Municipal Water/Sewer Utilities                    1%
/ / Special Tax                                        8%
/ / State/Local Municipal Electric
  Utilities                                            3%
/ / Universities/Colleges                              6%


LETTERS OF CREDIT OR INSURANCE

Approximately 17% of the bonds included in the Portfolio are backed by bank letters of credit, which are irrevocable obligations of the issuing banks.

Approximately 34% of the bonds included in the Portfolio are insured. Insurance guarantees the timely payment of principal and interest of the bonds, but does not guarantee the value of the bonds or the Fund units. Insurance may not cover accelerated payments of principal or any increase in interest payments or premiums payable on mandatory redemptions, including if interest on a bond is determined to be taxable. (See Bonds Backed by Letters of Credit or Insurance in part B.)

RISK FACTORS

The Portfolio is considered to be concentrated in Hospital/Health Care Facility bonds and is therefore dependent to a significant extent on revenues generated from those particular activities. (See Risk Factors in Part B.)

Interest on approximately 2% of the bonds will be a preference item for purposes of the Alternative Minimum Tax (AMT). Therefore the Trust may not be appropriate for investors who are subject to AMT.

PREMIUM AND DISCOUNT ISSUES
On the evaluation date, 83% of the bonds were valued at a premium over par and 17% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 96% of the face amount of bonds deposited.
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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    4.34
Annual Income per unit:                                  $   52.10


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,038.04

The Public Offering Price as of November 30, 1995, the evaluation date, is based on the aggregate bid side value of the bonds ($25,488,026), divided by the number of units outstanding (25,234), plus a sales charge of 2.69% of the Public Offering Price (2.769% on the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The Public Offering Price on any subsequent date will vary. The underlying bonds are evaluated by an independent evaluator at 3:30 p.m. Eastern time on every business day.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,010.07 ($27.97 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       3.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.59
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $    0.45
Evaluator's Fee                                      $    0.10
Other Operating Expenses                             $    0.06
                                                  ---------------
TOTAL                                                $    1.20

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           Defined Intermediate Term Series 201--Trust C (2000-2001)
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PORTFOLIO DIVERSIFICATION

The Portfolio is diversified among 25 bonds with an estimated average life of about 5 years. Spreading your investment among different issuers reduces your risk but does not eliminate it.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Refunded Bonds                                     1%
/ / State/Local Government
  Supported                                            5%
/ / State/Local Municipal Utility                      6%
/ / Financial Institutions                             6%
/ / General Obligation                                 4%
/ / Lease Rental Appropriation                         3%
/ / Hospitals/Health Care Facilities                   43%
/ / Housing                                            6%
/ / Miscellaneous                                      10%
/ / Municipal Water/Sewer Utilities                    2%
/ / Special Tax                                        7%
/ / Universities/Colleges                              7%


LETTERS OF CREDIT OR INSURANCE

Approximately 2% of the bonds included in the Portfolio are backed by bank letters of credit, which are irrevocable obligations of the issuing banks.

Approximately 43% of the bonds included in the Portfolio are insured. Insurance guarantees the timely payment of principal and interest of the bonds, but does not guarantee the value of the bonds or the Fund units. Insurance may not cover accelerated payments of principal or any increase in interest payments or premiums payable on mandatory redemptions, including if interest on a bond is determined to be taxable. (See Bonds Backed by Letters of Credit or Insurance in part B.)

RISK FACTORS

The Portfolio is considered to be concentrated in Hospital/Health Care Facility bonds and is therefore dependent to a significant extent on revenues generated from those particular activities. (See Risk Factors in Part B.)

Interest on approximately 7% of the bonds will be a preference item for purposes of the Alternative Minimum Tax (AMT). Therefore the Trust may not be appropriate for investors who are subject to AMT.
PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 100% of the bonds were valued at a premium over par see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 100% of the face amount of bonds deposited.
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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    4.62
Annual Income per unit:                                  $   55.51


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,067.19

The Public Offering Price as of November 30, 1995, the evaluation date, is based on the aggregate bid side value of the bonds ($20,525,709), divided by the number of units outstanding (19,931), plus a sales charge of 3.50% of the Public Offering Price (3.627% on the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The Public Offering Price on any subsequent date will vary. The underlying bonds are evaluated by an independent evaluator at 3:30 p.m. Eastern time on every business day.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,029.84 ($37.35 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       3.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                       Per Unit
                                                   --------------
Trustee's Fee                                        $     0.59
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $     0.45
Evaluator's Fee                                      $     0.13
Other Operating Expenses                             $     0.12
                                                   --------------
TOTAL                                                $     1.29

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           Defined Intermediate Term Series 201--Trust D (2002-2003)
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PORTFOLIO DIVERSIFICATION

The Portfolio is diversified among 22 bonds with an estimated average life of about 7 years. Spreading your investment among different issuers reduces your risk but does not eliminate it.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / State/Local Government
  Supported                                            3%
/ / Airports/Ports/Highways                            12%
/ / Financial Institutions                             2%
/ / General Obligation                                 2%
/ / Hospitals/Health Care Facilities                   25%
/ / Housing                                            2%
/ / Industrial Development Revenue                     16%
/ / Lease Rental Appropriation                         14%
/ / Miscellaneous                                      8%
/ / Municipal Water/Sewer Utility                      2%
/ / Special Tax                                        6%
/ / State/Local Municipal Electric
  Utilities                                            5%
/ / Universities/Colleges                              3%


LETTERS OF CREDIT OR INSURANCE

Approximately 14% of the bonds included in the Portfolio are backed by bank letters of credit, which are irrevocable obligations of the issuing banks.

Approximately 30% of the bonds included in the Portfolio are insured. Insurance guarantees the timely payment of principal and interest of the bonds, but does not guarantee the value of the bonds or the Fund units. Insurance may not cover accelerated payments of principal or any increase in interest payments or premiums payable on mandatory redemptions, including if interest on a bond is determined to be taxable. (See Bonds Backed by Letters of Credit or Insurance in part B.)

RISK FACTORS

The Portfolio is considered to be concentrated in Hospital/Health Care Facility bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. (See Risk Factors in Part B.)

Interest on approximately 2% of the bonds will be a preference item for purposes of the Alternative Minimum Tax (AMT). Therefore the Trust may not be appropriate for investors who are subject to AMT.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 100% of the bonds were valued at a premium over par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 100% of the face amount of bonds deposited.
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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    4.74
Annual Income per unit:                                  $   56.96


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,051.78

The Public Offering Price as of November 30, 1995, the evaluation date, is based on the aggregate bid side value of the bonds ($26,065,730), divided by the number of units outstanding (25,723), plus a sales charge of 3.66% of the Public Offering Price (3.795% on the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The Public Offering Price on any subsequent date will vary. The underlying bonds are evaluated by an independent evaluator at 3:30 p.m. Eastern time on every business day.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,013.32 ($38.46 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       4.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                       Per Unit
                                                   --------------
Trustee's Fee                                        $     0.58
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $     0.44
Evaluator's Fee                                      $     0.10
Other Operating Expenses                             $     0.05
                                                   --------------
TOTAL                                                $     1.17

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           Defined Intermediate Term Series 201--Trust E (2004-2005)
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PORTFOLIO DIVERSIFICATION

The Portfolio is diversified among 17 bonds with an estimated average life of about 9 years. Spreading your investment among different issuers reduces your risk but does not eliminate it.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Financial Institutions                             23%
/ / General Obligation                                 9%
/ / Hospitals/Health Care Facilities                   39%
/ / Housing                                            3%
/ / Lease Rental Appropriation                         2%
/ / Miscellaneous                                      14%
/ / State/Local Municipal Electric
  Utility                                              8%
/ / Universities/Colleges                              2%


LETTERS OF CREDIT OR INSURANCE

Approximately 5% of the bonds included in the Portfolio are backed by bank letters of credit, which are irrevocable obligations of the issuing banks.

Approximately 30% of the bonds included in the Portfolio are insured. Insurance guarantees the timely payment of principal and interest of the bonds, but does not guarantee the value of the bonds or the Fund units. Insurance may not cover accelerated payments of principal or any increase in interest payments or premiums payable on mandatory redemptions, including if interest on a bond is determined to be taxable. (See Bonds Backed by Letters of Credit or Insurance in part B.)

RISK FACTORS

The Portfolio is considered to be concentrated in Hospital/Health Care Facility bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. (See Risk Factors in Part B.)

Interest on approximately 19% of the bonds will be a preference item for purposes of the Alternative Minimum Tax (AMT). Therefore the Trust may not be appropriate for investors who are subject to AMT.
PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 100% of the bonds were valued at a premium over par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 102% of the face amount of bonds deposited.
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Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.02
Annual Income per unit:                                  $   60.28


These figures are estimates determined as of the evaluation date and actual payments may vary.

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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,111.12

The Public Offering Price as of November 30, 1995, the evaluation date, is based on the aggregate bid side value of the bonds ($20,115,597), divided by the number of units outstanding (18,957), plus a sales charge of 4.50% of the Public Offering Price (4.712% on the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The Public Offering Price on any subsequent date will vary. The underlying bonds are evaluated by an independent evaluator at 3:30 p.m. Eastern time on every business day.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,061.12 ($50.00 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       4.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                       Per Unit
                                                   --------------
Trustee's Fee                                        $     0.70
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $     0.45
Evaluator's Fee                                      $     0.13
Other Operating Expenses                             $     0.10
                                                   --------------
TOTAL                                                $     1.38

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    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS
                                  EFFECTIVE
TAXABLE INCOME 1996*               % TAX                             TAX-FREE YIELD OF
  SINGLE RETURN    JOINT RETURN   BRACKET    4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                            IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 24,000 $      0- 40,100   15.00     4.71   5.29     5.88   6.47     7.06   7.65     8.24   8.82     9.41
------------------------------------------------------------------------------------------------------------------
$ 24,000- 58,150 $ 40,100- 96,900   28.00     5.56   6.25     6.94   7.64     8.33   9.03     9.72  10.42    11.11
------------------------------------------------------------------------------------------------------------------
$ 58,150-121,300 $ 96,900-147,700   31.00     5.80   6.52     7.25   7.97     8.70   9.42    10.14  10.87    11.59
------------------------------------------------------------------------------------------------------------------
$121,300-263,750 $147,700-263,750   36.00     6.25   7.03     7.81   8.59     9.38  10.16    10.94  11.72    12.50
------------------------------------------------------------------------------------------------------------------
OVER $263,750    OVER $263,750      39.60     6.62   7.45     8.28   9.11     9.93  10.76    11.59  12.42    13.25
------------------------------------------------------------------------------------------------------------------

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1996 federal income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, holders are urged to consult their own tax advisers in this regard.

                MUNICIPAL BONDS AND THE ALTERNATIVE MINIMUM TAX


      INCOME+        MUNICIPAL BOND 'PREFERENCE'
                           INTEREST INCOME*
                       (STATE INCOME TAX RATES)
SINGLE ++ JOINT ++      0%        7%       11%
--------------------------------------------------
          $50,000    $23,000   $18,000   $16,000
--------------------------------------------------
$30,000              $21,000   $17,000   $15,000
--------------------------------------------------
          $100,000   $26,000   $18,000   $14,000
--------------------------------------------------
$55,000              $23,000   $17,000   $13,000
--------------------------------------------------
          $225,000   $33,000   $17,000    $7,000
--------------------------------------------------
$205,000             $32,000   $16,000    $6,000
--------------------------------------------------


NOTES:
* Assuming no 'preference' or similar items except for municipal bond 'preference' interest income and state income taxes.
 + Regular taxable income plus state income
  taxes and personal exemptions.
 ++ Assuming no dependents.

     Under the tax law, interest income on certain municipal bonds, although exempt from regular federal income tax, is treated as a 'preference' item for purposes of AMT. The table above shows amounts of such municipal bond 'preference' interest income that individual taxpayers could receive in 1996 without becoming subject to the AMT. The table gives information for single and joint returns of individuals having no dependents. The table provides three income levels and three hypothetical state income tax rates.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
(Trusts B,C,D and E)

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders
of Defined Asset Funds - Municipal Investment Trust Fund,
Intermediate Term Series - 201 (Targeted Maturities)
(Trusts B,C,D and E):

We have audited the accompanying statements of condition of Defined Asset Funds - Municipal Investment Trust Fund, Intermediate Term Series - 201 (Targeted Maturities) (Trusts B, C, D and E), including the Portfolios, as of November 30, 1995 and the related statements of operations and changes in net assets for the years ended November 30, 1995 and 1994 and the period December 19, 1992 to November 30, 1993. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at November
30, 1995, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank (National Association), the
Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Municipal
Investment Trust Fund, Intermediate Term Series - 201
(Targeted Maturities) (Trusts B, C, D and E) at
November 30, 1995 and the results of their operations and changes in their net assets for the above-stated periods in conformity with generally accepted accounting principles.














DELOITTE & TOUCHE LLP

New York, N.Y.
December 21, 1995

                                D -  1.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
TRUST B (1998-1999)

STATEMENT OF CONDITION
As of November 30, 1995

TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 25,002,623 )(Note 1)........                $25,488,026
  Accrued interest ...............................                    470,982
  Cash - principal ...............................                    111,471
                                                                  -----------
    Total trust property .........................                 26,070,479

LESS LIABILITIES:
  Income advance from Trustee.....................$   167,999
  Accrued Sponsors' fees .........................      7,480         175,479
                                                  -----------     -----------

NET ASSETS, REPRESENTED BY:
  25,234 units of fractional undivided
     interest outstanding (Note 3)................ 25,599,497

  Undistributed net investment income ............    295,503     $25,895,000
                                                  -----------     ===========












UNIT VALUE ($ 25,895,000 / 25,234 units ).........                $  1,026.19
                                                                  ===========
                  See Notes to Financial Statements.

                                D - 2.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
TRUST B (1998-1999)

STATEMENTS OF OPERATIONS

                                                                        December 19, 1992
                                                                                 to
                                            Years Ended November 30,         November 30,
                                            1995              1994              1993
                                            ----              ----              ----
INVESTMENT INCOME:
  Interest income ......................$ 1,392,877       $ 1,422,308       $ 1,353,799











  Trustee's fees and expenses ..........    (21,880)          (21,445)          (17,013)
  Sponsors' fees .......................     (7,580)           (7,273)           (6,303)
                                        ------------------------------------------------
  Net investment income ................  1,363,417         1,393,590         1,330,483
                                        ------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on
    securities sold or redeemed ........     15,838              (379)
  Unrealized appreciation (depreciation)
    of investments .....................  1,219,800        (1,569,594)          835,197
                                        ------------------------------------------------
  Net realized and unrealized
    gain (loss) on investments .........  1,235,638        (1,569,973)          835,197
                                        ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ............$ 2,599,055       $  (176,383)      $ 2,165,680
                                        ================================================

                  See Notes to Financial Statements.

                                D - 3.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
TRUST B (1998-1999)












STATEMENTS OF CHANGES IN NET ASSETS

                                                                        December 19, 1992
                                                                                  to
                                             Years Ended November 30,        November 30,
                                             1995              1994              1993
                                             ----              ----              ----
OPERATIONS:
  Net investment income ................ $ 1,363,417       $ 1,393,590       $ 1,330,483
  Realized gain (loss) on
    securities sold or redeemed ........      15,838              (379)
  Unrealized appreciation (depreciation)
    of investments .....................   1,219,800        (1,569,594)          835,197
                                        -------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations ..........   2,599,055          (176,383)        2,165,680
                                        -------------------------------------------------
DISTRIBUTIONS TO HOLDERS (Note 2):
  Income  ..............................  (1,363,627)       (1,394,177)       (1,020,033)
  Principal ............................                      (179,928)
                                        -------------------------------------------------
  Total distributions ..................  (1,363,627)       (1,574,105)       (1,020,033)
                                        -------------------------------------------------
SHARE TRANSACTIONS:
  Redemption amounts - income ..........     (14,150)
  Redemption amounts - principal .......  (1,230,035)
                                        -------------------------------------------------
  Total share transactions .............  (1,244,185)
                                        -------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS...      (8,757)       (1,750,488)        1,145,647

NET ASSETS AT BEGINNING OF PERIOD ......  25,903,757        27,654,245        26,508,598
                                        -------------------------------------------------
NET ASSETS AT END OF PERIOD ............ $25,895,000       $25,903,757       $27,654,245
                                        =================================================
PER UNIT:
  Income distributions during
    period.............................. $     52.31       $     52.69       $     38.55
                                        =================================================
  Principal distributions during
    period..............................                   $      6.80
                                                           ==================
  Net asset value at end of
    period ............................. $  1,026.19       $    978.98       $  1,045.13
                                        =================================================
TRUST UNITS:
  Redeemed during period ...............       1,226
  Outstanding at end of period .........      25,234            26,460            26,460
                                        =================================================











                  See Notes to Financial Statements.

                                D - 4.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST B (1998-1999)

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities
               (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on December 19, 1992 was based upon offering side evaluations at December 17, 1992, the day prior to the Date of Deposit. Cost of securities at December 17, 1992 was also based on such offering side evaluations.

       B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month.
     Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income Distributions And
     Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL












     Cost of 25,234 units at Date of Deposit ...................$25,995,226
     Less sales charge .........................................    714,879
                                                                -----------
     Net amount applicable to Holders .......................... 25,280,347
     Redemptions of units - net cost of 1,226 units redeemed
       less redemption amounts (principal)......................     (1,784)
     Realized gain on securities sold or redeemed ..............     15,459
     Principal distributions ...................................   (179,928)
     Net unrealized appreciation of investments ................    485,403
                                                                -----------
     Net capital applicable to Holders .........................$25,599,497
                                                                ===========

4.   INCOME TAXES

     As of November 30, 1995, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $485,403, of which $65,160 related to depreciated securities and $550,563 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $25,002,623 at November 30, 1995.

                           D - 5.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST B (1998-1999)

     PORTFOLIO
     As of November 30, 1995

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 California St. Pub. Works Board, Lease     A(m)    $ 1,755,000     5.300 %      1999      None         $ 1,749,893 $ 1,811,090











     Rev. Bonds (California Comm. Coll.),
     1992 Ser. A (Various Comm. Coll. Proj.)

   2 California Hlth. Fac. Fin. Auth., Ins.     A           230,000     5.200        1998      None             229,411     234,630
     Rev. Bonds (On Lok Senior Hlth.
     Services and On Lok Comm. Hsg., Inc.),
     1992 Ser. A
                                                            225,000     5.400        1999      None             224,348     230,909

   3 Sierra View Local Hosp. Dist., CA, Ins.    A           405,000     5.200        1998      None             403,141     406,417
     Hlth. Fac. Rev. Bonds, Ser. 1992
                                                            580,000     5.400        1999      None             580,000     585,452

   4 Summit Cnty., CO, Rec. Fac. Rfdg. Rev.     A+        2,000,000     5.800        1998(6)   04/01/98       2,009,540   1,989,680
     Bonds (Copper Mountain, Inc. Proj.),                                                      @  100.000
     Ser. 1992 (Daiwa Bank-Letter of Credit)(7)
                                                          2,000,000     5.900        1999(6)   10/01/99       2,010,880   1,966,260
                                                                                               @  100.000

   5 Metropolitan Pier and Exposition Auth.,    AAA          35,000     5.050        1998      None              35,000      35,836
     IL, McCormick Place Expansion Proj.
     Bonds, Ser. 1992A

                                                             35,000     5.200        1999      None              35,000      36,198

                                                A+          965,000     5.050        1998      None             965,000     986,664

                                                            965,000     5.200        1999      None             965,000     993,554

                                D - 6.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST B (1998-1999)

     PORTFOLIO
     As of November 30, 1995











                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   6 Elkhart Comm. Schools, IN, Rfdg.           A1(m)   $   995,000     5.000 %      1998      None         $   992,503 $ 1,015,119
     Participation Certificates, Ser. 1992

   7 Middlebury Elementary/Middle School        A           100,000     5.500        1999      None             100,575     103,805
     Bldg. Corp., IN, First Mtge. Rfdg.
     Bonds, Ser. 1992

   8 Iowa Fin. Auth., Single Family Mtge.       AAA         230,000     5.150        1998      None             230,000     234,317
     Rfdg. Bonds, 1992 Ser. F (AMBAC Ins.) (4)

                                                            960,000     5.350        1999      None             962,429     990,202

   9 Memorial Hosp. Service Dist. of the        AAA       1,115,000     5.250        1998      None           1,120,620   1,144,224
     Parish of Calcasieu, LA, Hosp. Rev.
     Bonds (Lake Charles Mem. Hosp. Proj.),
     Ser. 1992A (Connie Lee Ins.) (4)

                                                          1,175,000     5.450        1999      None           1,181,709   1,218,087

  10 New Jersey St. Tpke. Auth., Rev. Bonds,    A           710,000     5.400        1999      None             719,095     733,977
     Ser. 1992 A

  11 New Mexico Educl. Assist. Foundation,      Aaa(m)      250,000     5.700        1998      None             251,243     259,332
     Stud. Loan Rev. Bonds, Senior 1992 Ser.
     One-A (AMT) (5)

                                                            170,000     5.900        1999      None             170,955     178,060

                                D - 7.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)











     TRUST B (1998-1999)

     PORTFOLIO
     As of November 30, 1995

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
  12 City of Las Cruces, NM, Hlth. Fac.         AAA     $   130,000     5.400 %      1998      None         $   130,653 $   134,395
     Rfdg. Rev. Bonds (The Evangelical
     Lutheran Good Samaratan Society Proj.),
     Ser. 1992 (CGIC Ins.) (4)
                                                            165,000     5.500        1999      None             165,000     172,272

  13 New York State Dorm. Auth., Manhattan       AA         690,000     5.400        1999      None             690,000     711,245
     Coll. Ins. Rev. Bonds, Ser. 1992 (Asset
     Guaranty Ins.) (4)
                                                            940,000     5.200        1998      None             940,000     960,689

  14 The City of New York, NY, G.O. Bonds,      A-(f)        25,000     5.600        1998      None              24,939      25,708
     Fiscal 1993 Ser. C

  15 United Nations Dev. Corp. (A Public        A+(f)       620,000     5.100        1998      None             620,000     633,057
     Benefit Corp. of the State of New York),
     1992 Rfdg. Bonds, Ser. A (Senior Lien)

                                                            540,000     5.250        1999      None             538,510     555,412

  16 United Nations Dev. Corp. (A Public        A(m)        415,000     5.100        1998      None             414,000     423,234
     Benefit Corp. of the State of New
     York), 1992 Rfdg. Bonds, Ser. B
     (Subordinate Lien)

                                                            435,000     5.250        1999      None             432,612     446,545












                                D - 8.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST B (1998-1999)

     PORTFOLIO
     As of November 30, 1995

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
  17 Hamilton Cnty., OH, Hosp. Fac. Rev. Rfdg.  A1(m)   $   175,000     5.100 %      1998      None         $   175,000 $   179,067
     Bonds, Ser. 1992A (Betesda Hosp. Inc.)
                                                            350,000     5.300        1999      None             350,000     361,820

  18 Akron, Bath and Copley Joint Township      A+(f)       575,000     5.500        1998      None             577,846     592,077
     Hosp. Dist., OH, Hosp. Fac. Rev. Bonds,
     Ser. A 1992 (Summa Hlth. Sys. Proj.)
                                                          1,600,000     5.600        1999      None           1,609,008   1,656,560

  19 Tulsa, OK, Hsg. Assistance Corp.,          Aaa(m)       25,000     5.500        1998      None              25,000      25,517
     Multi-Family Mtge. Rev. Rfdg. Bonds,
     Ser. 1992A (Mingo Manor Apts.-FHA Ins.
     Mtge.)
                                                             30,000     5.500        1998      None              30,000      30,760
                                                             30,000     5.700        1999      None              30,000      30,808
                                                             30,000     5.700        1999      None              30,000      30,928

  20 Clearfield Mun. Auth., PA, Water Rev.      AA          145,000     5.300        1998      None             145,363     148,921
     Bonds, Ser 1992 (Asset Guaranty Ins.) (4)

                                                            155,000     5.600        1999      None             155,880     161,298












                                D - 9.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST B (1998-1999)

     PORTFOLIO
     As of November 30, 1995

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
  21 Northwest Harris Cnty., TX, Mun. Util.     AA      $   305,000     5.400  %     1998      None         $   307,034 $   312,570
     Dist. #9, Unlimited Tax Rfdg. Bonds,
     Ser. 1992 (Asset Guaranty Ins.) (4)
                                                            505,000     5.600        1999      None             507,576     522,680

  22 Wisconsin Hlth. and Educl. Fac. Auth.,     A+(m)(a)    165,000     5.500        1998      12/01/97         165,000     164,320
     Rev. Bonds, Ser. 1992 (Sauk-Prairie                                                       @  102.000
     Mem. Hosp., Inc. Proj.) (Marshall and
     Illsey Bank, Madison, Wisconsin Letter
     of Credit)

  23 Wisconsin Hlth. and Educl. Fac. Auth.,     AAA       1,000,000     5.000        1998      None           1,000,000   1,021,220
     Rev. Bonds, Ser. 1992 A (Meriter Hosp.,
     Inc.) (Financial Guaranty Ins.) (4)

                                                          1,000,000     5.250        1999      None           1,002,860   1,033,110












                                                         ----------                                          ----------  ---------
     TOTAL                                              $24,950,000                                         $25,002,623 $25,488,026
                                                         ==========                                          ==========  =========

                  See Notes to Portfolio on Page D-36.

                                D - 10.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
TRUST C (2000-2001)

STATEMENT OF CONDITION
As of November 30, 1995

TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 19,689,066 )(Note 1)......                $20,525,709
  Accrued interest .............................                    422,127
  Prepaid trustee fees and expenses ............                      2,957
  Cash - principal .............................                     92,949
                                                                -----------
    Total trust property .......................                 21,043,742

LESS LIABILITIES:
  Income advance from Trustee...................$   176,663
  Accrued Sponsors' fees .......................      5,811         182,474
                                                -----------     -----------

NET ASSETS, REPRESENTED BY:
  19,931 units of fractional undivided
     interest outstanding (Note 3).............. 20,618,658

  Undistributed net investment income ..........    242,610     $20,861,268
                                                -----------     ===========

UNIT VALUE ($ 20,861,268 / 19,931 units ).......                $  1,046.67











                                                                ===========
                  See Notes to Financial Statements.

                                D - 11.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
TRUST C (2000-2001)

STATEMENTS OF OPERATIONS

                                                                       December 19, 1992
                                                                                 to
                                            Years Ended November 30,        November 30,
                                            1995              1994              1993
                                            ----              ----              ----
INVESTMENT INCOME:
  Interest income ......................$ 1,157,759       $ 1,174,498       $ 1,118,218
  Trustee's fees and expenses ..........    (19,682)          (19,828)          (14,541)
  Sponsors' fees .......................    (10,779)             (956)           (4,887)
                                        ------------------------------------------------











  Net investment income ................  1,127,298         1,153,714         1,098,790
                                        ------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on
    securities sold or redeemed ........      4,589            (1,247)             (232)
  Unrealized appreciation (depreciation)
    of investments .....................  1,438,195        (1,538,700)          937,148
                                        ------------------------------------------------
  Net realized and unrealized
    gain (loss) on investments .........  1,442,784        (1,539,947)          936,916
                                        ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ............$ 2,570,082       $  (386,233)      $ 2,035,706
                                        ================================================

                  See Notes to Financial Statements.

                                D - 12.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
TRUST C (2000-2001)

STATEMENTS OF CHANGES IN NET ASSETS











                                                                        December 19, 1992
                                                                                  to
                                             Years Ended November 30,        November 30,
                                             1995              1994              1993
                                             ----              ----              ----
OPERATIONS:
  Net investment income ................ $ 1,127,298       $ 1,153,714       $ 1,098,790
  Realized gain (loss) on
    securities sold or redeemed ........       4,589            (1,247)             (232)
  Unrealized appreciation (depreciation)
    of investments .....................   1,438,195        (1,538,700)          937,148
                                        -------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations ..........   2,570,082          (386,233)        2,035,706
                                        -------------------------------------------------
DISTRIBUTIONS TO HOLDERS (Note 2):
  Income  ..............................  (1,130,094)       (1,153,969)         (846,244)
  Principal ............................                      (184,840)
                                        -------------------------------------------------
  Total distributions ..................  (1,130,094)       (1,338,809)         (846,244)
                                        -------------------------------------------------
SHARE TRANSACTIONS:
  Redemption amounts - income ..........      (6,885)
  Redemption amounts - principal .......    (591,744)
                                        -------------------------------------------------
  Total share transactions .............    (598,629)
                                        -------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS ..     841,359        (1,725,042)        1,189,462

NET ASSETS AT BEGINNING OF PERIOD ......  20,019,909        21,744,951        20,555,489
                                        -------------------------------------------------
NET ASSETS AT END OF PERIOD ............ $20,861,268       $20,019,909       $21,744,951
                                        =================================================
PER UNIT:
  Income distributions during
    period ............................. $     55.57       $     56.25       $     41.25
                                        =================================================
  Principal distributions during
    period .............................                   $      9.01
                                                           ==================
  Net asset value at end of
    period ............................. $  1,046.67       $    975.87       $  1,059.95
                                        =================================================
TRUST UNITS:
  Redeemed during period ...............         584
  Outstanding at end of period .........      19,931            20,515            20,515
                                        =================================================











                  See Notes to Financial Statements.

                                D - 13.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST C (2000-2001)

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities
               (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on December
               19, 1992 was based upon offering side evaluations at December 17, 1992, the day prior to the Date of Deposit.
               Cost of securities at December 19, 1992 was also based on such offering side evaluations.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month.
     Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 19,931 units at Date of Deposit ...................$20,641,214
     Less sales charge .........................................    670,878
                                                                -----------











     Net amount applicable to Holders .......................... 19,970,336
     Redemptions of units - net cost of 584 units redeemed
       less redemption amounts (principal)......................     (6,591)
     Realized gain on securities sold or redeemed ..............      3,110
     Principal distributions ...................................   (184,840)
     Unrealized appreciation of investments ....................    836,643
                                                                -----------
     Net capital applicable to Holders .........................$20,618,658
                                                                ===========
4.   INCOME TAXES

     As of November 30, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $836,643, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $19,689,066 at November 30, 1995.

                           D - 14.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST C (2000-2001)

     PORTFOLIO
     As of November 30, 1995

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 California Hlth. Fac. Fin. Auth., Ins.     A       $   255,000     5.600 %      2000      None         $   255,000 $   267,288
     Rev. Bonds (On Lok Senior Hlth.
     Services and On Lok Comm. Hsg. Inc.),
     1992 Ser. A

   2 Sierra View Local Hosp. Dist., CA, Ins.    A           640,000     5.600        2000      None             640,000     661,197
     Hlth. Fac. Rev. Bonds, Ser. 1992












   3 Illinois Hlth. Fac. Auth., Rev. Rfdg.      A-        1,615,000     6.350        2001      None           1,619,974   1,661,399
     Bonds, Ser. 1992 (Mercy Hosp. and Med.
     Ctr.)

   4 Lake Cnty., IL, Hsg. Fin. Corp., Hsg.      AAA          90,000     6.100        2001      None              90,578      93,675
     Dev. Rev. Bonds (FHA Ins. Mtge. Loans
     Section 8 Assisted Proj.)
                                                             90,000     6.100        2001      None              90,604      93,965

   5 Metropolitan Pier and Exposition Auth.,    A+          500,000     5.600        2001      None             501,670     524,205
     IL, McCormick Place Expansion Proj.
     Bonds, Ser. 1992A
                                                            975,000     5.400        2000      None             977,974   1,015,131
                                                AAA          25,000     5.400        2000      None              25,076      26,176

   6 Indiana Trans. Fin. Auth., Aviation        A           200,000     5.650        2001      None             199,332     208,736
     Tech. Ctr., Lease Rev. Bonds., Ser. A

   7 Elkhart County, IN, Hosp. Auth., Hosp.     A1(m)       450,000     6.200        2001      None             452,943     471,771
     Rev. Bonds, Ser. 1992 (Elkhart General
     Hosp., Inc.)

                                D - 15.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST C (2000-2001)

     PORTFOLIO
     As of November 30, 1995

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------











   8 Middlebury Elementary/Middle School        A       $   100,000     5.700 %      2000      None         $   100,000 $   104,989
     Bldg. Corp., IN, First Mtge. Rfdg.
     Bonds, Ser. 1992
                                                            100,000     5.900        2001      None             100,662     105,493
                                                            100,000     5.900        2001      06/15/01         100,692     105,922
                                                                                               @  102.000

   9 Iowa Fin. Auth., Single Family Mtge.       AAA         805,000     5.550        2000      None             811,971     841,386
     Rfdg. Bonds, 1992 Ser. F
     (AMBAC Ins.) (4)

  10 Memorial Hosp. Service Dist. of the        AAA       1,235,000     5.600        2000      None           1,242,830   1,294,119
     Parish of Calcasieu, LA, Hosp. Rev.
     Bonds (Lake Charles Mem. Hosp. Proj.),
     Ser. 1992A (Connie Lee Ins.) (4)
                                                          1,160,000     5.750        2001      None           1,168,027   1,224,925

  11 Maine Educl. Loan Marketing Corp.,         Aaa(m)      945,000     5.950        2001      None             945,000     992,137
     Stud. Loan Rev. Rfdg. Bonds, Ser.
     1992A-1 (AMT) (5)

  12 New Mexico Educl. Assist. Foundation,      Aaa(m)      200,000     6.050        2000      None             200,618     212,188
     Stud. Loan Rev. Bonds, Senior 1992 Ser.
     One-A (AMT) (5)

                                                            180,000     6.200        2001      None             180,605     192,139

                                D - 16.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST C (2000-2001)

     PORTFOLIO
     As of November 30, 1995

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption











            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
  13 City of Las Cruces, NM, Hlth. Fac.         AAA     $   185,000     5.700 %      2001      None         $   184,353 $   196,365
     Rfdg. Rev. Bonds (The Evangelical
     Lutheran Good Samaratan Society Proj.),
     Ser. 1992 (CGIC Ins.) (4)

  14 New York State Dorm. Auth., Manhattan      AA          745,000     5.700        2000      None             747,235     779,754
     Coll. Ins. Rev. Bonds, Ser. 1992 (Asset
     Guaranty Ins.) (4)
                                                            800,000     5.800        2001      None             800,000     841,552

  15 The City of New York, NY, Genl. Oblig.     A-(f)       200,000     6.250        2001      None             200,646     210,642
     Bonds, Fiscal 1993 Ser. B

  16 The City of New York, NY, Genl. Oblig.     A-(f)       210,000     6.000        2000      None             209,347     218,543
     Bonds, Fiscal 1993 Ser. C
                                                            335,000     6.125        2001      None             333,312     350,353

  17 United Nations Dev. Corp. (A Public        A+(f)       400,000     5.500        2000      None             400,000     416,728
     Benefit Corp. of the State of New York),
     1992 Rfdg. Bonds, Ser. A (Senior Lien)
                                                            650,000     5.600        2001      None             650,000     681,018

  18 United Nations Dev. Corp. (A Public        A(m)        460,000     5.500        2000      None             458,583     478,078
     Benefit Corp. of the State of New
     York), 1992 Rfdg. Bonds, Ser. B
     (Subordinated Lien)
                                                            485,000     5.600        2001      None             483,361     506,204

                                D - 17.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)











     TRUST C (2000-2001)

     PORTFOLIO
     As of November 30, 1995

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
  19 Akron, Bath and Copley Joint Township      A+(f)   $ 1,350,000     5.750 %      2000      None         $ 1,354,158 $ 1,404,689
     Hosp. Dist., OH, Hosp. Fac. Rev. Bonds,
     Ser. A 1992 (Summa Hlth. Sys. Proj.)

  20 Tulsa, OK, Hsg. Assistance Corp.           Aaa(m)       35,000     5.850        2000      None              35,000      36,347
     Multi-Family Mtge. Rev. Rfdg. Bonds,
     Ser. 1992A (Mingo Manor Apts.-FHA Ins.
     Mtge.)
                                                             35,000     5.850        2000      None              35,000      36,156
                                                             40,000     6.000        2001      None              40,000      41,484
                                                             45,000     6.000        2001      None              45,000      46,812

  21 Clearfield Mun. Auth., PA, Water Rev.      AA          160,000     5.850        2000      None             161,003     169,139
     Bonds, Ser. 1992 (Asset Guaranty Ins.) (4)

                                                            170,000     6.000        2001      None             171,163     181,169

                                D - 18.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST C (2000-2001)












     PORTFOLIO
     As of November 30, 1995

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
  22 Northwest Harris Cnty., TX, Mun. Util.     AA      $   530,000     5.700 %      2000      None         $   528,399 $   552,663
     Dist. #9, Unlimited Tax Rfdg. Bonds,
     Ser. 1992 (Asset Guaranty Ins.) (4)
                                                            565,000     5.850        2001      None             563,124     593,278

  23 Utah Hsg. Fin. Agy., Single-Family         Aa(m)       125,000     5.950        2001      None             125,826     128,561
     Mtge. Senior Bonds, 1992 Ser. D

  24 Wisconsin Hlth. and Educl. Fac. Auth.,     Aa3(m)(a)   330,000     5.900        2000      12/01/97         330,000     334,594
     Rev. Bonds, Ser. 1992 (Sauk-Prarie                                                        @  102.000
     Mem. Hosp., Inc. Proj.) (Marshall and
     Illsey Bank, Madison, Wisconsin Letter
     of Credit)
                                                            130,000     6.100        2001      12/01/97         130,000     131,849
                                                                                               @  102.000

  25 Wisconsin Hlth. and Educl. Fac. Auth.,     AAA       1,000,000     5.400        2000      None           1,000,000   1,043,550
     Rev. Bonds, Ser. 1992 A (Meriter Hosp.
     Inc.) (Financial Guaranty Ins.) (4)
                                                          1,000,000     5.550        2001      None           1,000,000   1,049,340

                                                         ----------                                           ---------  ----------
     TOTAL                                             $ 19,650,000                                        $ 19,689,066 $20,525,709
                                                         ==========                                           =========  ==========

                  See Notes to Portfolio Page D-36.

                                D - 19.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
TRUST D (2002-2003)

STATEMENT OF CONDITION
As of November 30, 1995

TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 24,730,125 )(Note 1)........                $26,065,730
  Accrued interest ...............................                    644,587
  Cash - principal ...............................                      8,901
                                                                  -----------
    Total trust property .........................                 26,719,218

LESS LIABILITIES:
  Income advance from Trustee.....................$   304,413
  Accrued Sponsors' fees .........................      7,597         312,010
                                                  -----------     -----------

NET ASSETS, REPRESENTED BY:
  25,723 units of fractional undivided
     interest outstanding (Note 3)................ 26,074,631

  Undistributed net investment income ............    332,577     $26,407,208
                                                  -----------     ===========

UNIT VALUE ($ 26,407,208 / 25,723 units ).........                $  1,026.60
                                                                  ===========

                  See Notes to Financial Statements.












                                D - 20.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
TRUST D (2002-2003)

STATEMENTS OF OPERATIONS

                                                                        December 19, 1992
                                                                                  to
                                             Years Ended November 30,        November 30,
                                             1995              1994              1993
                                             ----              ----              ----
INVESTMENT INCOME:
  Interest income ...................... $ 1,562,264       $ 1,571,859       $ 1,489,897
  Trustee's fees and expenses ..........     (22,243)          (21,046)          (15,660)
  Sponsors' fees .......................      (7,712)           (7,120)           (6,170)
                                        -------------------------------------------------
  Net investment income ................   1,532,309         1,543,693         1,468,067
                                        -------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized loss on
    securities sold or redeemed ........     (20,239)
  Unrealized appreciation (depreciation)
    of investments .....................   2,029,504        (2,407,753)        1,713,854
                                        -------------------------------------------------
  Net realized and unrealized











    gain (loss) on investments .........   2,009,265        (2,407,753)        1,713,854
                                        -------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ............ $ 3,541,574       $  (864,060)      $ 3,181,921
                                        =================================================

                  See Notes to Financial Statements.

                                D - 21.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
TRUST D (2002-2003)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        December 19, 1992
                                                                                  to
                                             Years Ended November 30,        November 30,
                                             1995              1994              1993
                                             ----              ----              ----
OPERATIONS:
  Net investment income ................ $ 1,532,309       $ 1,543,693       $ 1,468,067
  Realized loss on











    securities sold or redeemed ........     (20,239)
  Unrealized appreciation (depreciation)
    of investments .....................   2,029,504        (2,407,753)        1,713,854
                                        -------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations ..........   3,541,574          (864,060)        3,181,921
                                        -------------------------------------------------
DISTRIBUTIONS TO HOLDERS (Note 2):
  Income  ..............................  (1,536,603)       (1,543,938)       (1,128,940)
  Principal ............................  (1,035,065)
                                        -------------------------------------------------
  Total distributions ..................  (2,571,668)       (1,543,938)       (1,128,940)
                                        -------------------------------------------------
SHARE TRANSACTIONS:
  Redemption amounts - income ..........      (2,011)
  Redemption amounts - principal .......    (185,379)
                                        -------------------------------------------------
  Total share transactions .............    (187,390)
                                        -------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS ..     782,516        (2,407,998)        2,052,981

NET ASSETS AT BEGINNING OF PERIOD ......  25,624,692        28,032,690        25,979,709
                                        -------------------------------------------------
NET ASSETS AT END OF PERIOD ............ $26,407,208       $25,624,692       $28,032,690
                                        =================================================
PER UNIT:
  Income distributions during
    period ............................. $     59.33       $     59.60       $     43.58
                                        =================================================
  Principal distributions during
    period ............................. $     40.01
                                        ====================
  Net asset value at end of
    period ............................. $  1,026.60       $    989.18       $  1,082.13
                                        =================================================
TRUST UNITS:
  Redeemed during period ...............         182
  Outstanding at end of period .........      25,723            25,905            25,905
                                        =================================================

                  See Notes to Financial Statements.

                                D - 22.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST D (2002-2003)

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities
               (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on December
               19, 1992 was based upon offering side evaluations at December 17, 1992, the day prior to the Date of Deposit.
               Cost of securities at December 19, 1992 was also based on such offering side evaluations.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month.
     Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 25,723 units at Date of Deposit ...................$26,872,148
     Less sales charge .........................................  1,074,964
                                                                -----------
     Net amount applicable to Holders .......................... 25,797,184
     Redemptions of units - net cost of 182 units redeemed
       less redemption amounts (principal)......................     (2,854)
     Realized loss on securities sold or redeemed ..............    (20,239)
     Principal distributions ................................... (1,035,065)
     Unrealized appreciation of investments ....................  1,335,605
                                                                -----------
     Net capital applicable to Holders .........................$26,074,631











                                                                ===========
4.   INCOME TAXES

     As of November 30, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $1,335,605, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $24,730,125 at November 30, 1995.

                           D - 23.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST D (2002-2003)

     PORTFOLIO
     As of November 30, 1995

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 California Hlth. Fac. Fin. Auth., Ins.     A       $   250,000     5.900 %      2002      None         $   249,060 $   261,295
     Rev. Bonds (On Lok Senior Hlth.
     Services and On Lok Comm. Hsg., Inc.),
     1992 Ser. A
                                                            200,000     6.000        2003      12/01/02         199,200     213,194
                                                                                               @  102.000

   2 Ocean Highway and Port Auth., FL,          Aa1(m)    3,000,000     6.250        2002(6)   12/01/02       3,010,890   3,145,290
     Adjustable Demand Rev. Bonds, Ser. 1990                                                   @  100.000
     (ABN Amro Bank N.V.-Letter of Credit)

   3 Idaho Hsg. Agy., Single Family Mtge.       Aa(m)        60,000     6.100        2002      None              60,000      61,498
     Bonds, Ser. E 1992 (AMT) (5)
                                                             40,000     6.200        2003      01/01/03          40,000      41,042
                                                                                               @  102.000












   4 Illinois Hlth. Fac. Auth., Rev. Rfdg.      A-        1,000,000     6.500        2002      None           1,003,340   1,028,190
     Bonds, Ser. 1992 (Mercy Hosp. and Med.
     Ctr.)

   5 Lake Cnty., IL, Hsg. Fin. Corp., Hsg.      AAA          95,000     6.200        2002      None              95,662      99,282
     Dev. Rev. Bonds (FHA Ins. Mtge. Loans
     Section 8 Assisted Proj.)
                                                             95,000     6.200        2002      None              95,688      99,558

                                                             90,000     6.250        2003      11/01/02          90,320      95,429
                                                                                               @  100.000
                                                             80,000     6.250        2003      11/01/02          80,285      84,826
                                                                                               @  100.000

                                D - 24.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST D (2002-2003)

     PORTFOLIO
     As of November 30, 1995

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   6 Metropolitan Pier and Exposition Auth.,    A+      $ 1,000,000     5.750 %      2002      None         $ 1,003,620 $ 1,058,520
     IL, McCormick Place Expansion Proj.
     Bonds, Ser. 1992A
                                                            500,000     5.900        2003      None             501,935     536,080

   7 Indiana Trans. Fin. Auth., Aviation        A           200,000     5.800        2002      None             198,574     211,008
     Tech. Ctr. Lease Rev. Bonds, Ser. A

                                                            200,000     5.900        2003      None             198,468     212,444












   8 Elkhart Comm. Schools, IN, Rfdg.           A1(m)     1,285,000     5.750        2002      None           1,270,839   1,356,472
     Participation Certificates, Ser. 1992
                                                          1,470,000     5.850        2003      None           1,452,669   1,561,537

   9 Middlebury Elementary/Middle School        A           100,000     6.100        2003      06/15/01         100,769     107,289
     Bldg. Corp.,IN, First Mtge. Rfdg.                                                         @  102.000
     Bonds, Ser. 1992
                                                            100,000     6.100        2003      06/15/01         100,769     107,289
                                                                                               @  102.000

  10 Memorial Hosp. Service Dist. of the        AAA       1,235,000     5.850        2002      None           1,244,213   1,313,620
     Parish of Calcasieu, LA, Hosp. Rev.
     Bonds (Lake Charles Mem. Hosp. Proj.),
     Ser. 1992A (Connie Lee Ins.) (4)
                                                          1,465,000     6.000        2003      12/01/02       1,482,536   1,573,630
                                                                                               @  102.000

                                D - 25.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST D (2002-2003)

     PORTFOLIO
     As of November 30, 1995

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
  11 The Econ. Dev. Corp. of the Charter        A       $ 4,000,000     6.400 %      2002      12/01/00     $ 4,043,800 $ 4,197,440
     Township of Pittsfield, MI, Econ. Dev.                                                    @  102.000
     Rev. Rfdg. Bonds (Airport Association
     Proj.), Ser. 1992 (Guaranteed Lincoln











     National Corp.)

  12 New Mexico Educl. Assist. Foundation,      Aaa(m)      200,000     6.300        2002      None             200,724     215,852
     Stud. Loan Rev. Bonds, Senior 1992 Ser.
     One-A (AMT) (5)
                                                            200,000     6.400        2003      12/01/02         200,772     217,294
                                                                                               @  101.000

  13 City of Las Cruces, NM, Hlth. Fac.         AAA         195,000     6.000        2002      None             196,445     210,943
     Rfdg. Rev. Bonds (The Evangelical
     Lutheran Good Samaratan Society Proj.),
     Ser. 1992 (CGIC Ins.) (4)
                                                            205,000     6.000        2003      12/01/02         205,000     222,320
                                                                                               @  102.000

  14 New York Ste. Dorm. Auth., Manhattan       AA          350,000     5.900        2002      None             350,000     370,895
     Coll. Ins. Rev. Bonds, Ser. 1992 (Asset
     Guaranty Ins.) (4)
                                                            400,000     6.000        2003      07/01/02         400,000     426,796
                                                                                               @  102.000

  15 The City of New York, NY, G.O. Bonds,      A-(f)       460,000     6.300        2002      None             458,316     484,730
     Fiscal 1993 Ser. C

  16 United Nations Dev. Corp. (A Public        A+(f)       750,000     5.700        2002      None             747,248     791,160
     Benefit Corp. of the State of New
     York), 1992 Rfdg. Bonds, Ser. A                        500,000     5.900        2003      None             500,000     533,950
     Senior Lien)

                                D - 26.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST D (2002-2003)

     PORTFOLIO
     As of November 30, 1995











                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
  17 United Nations Dev. Corp. (A Public        A(m)    $   220,000     5.750 %      2002      None         $   219,195 $   231,671
     Benefit Corp. of the State of New
     York), 1992 Rfdg. Bonds, Ser. B
     (Subordinate Lien)
                                                            540,000     6.000        2003      None             542,074     577,233

  18 Tulsa, OK, Hsg. Asst. Corp. Multi-Family   Aaa(m)       45,000     6.150        2002      None              45,000      46,894
     Mtge. Rev. Rfdg. Bonds, Ser. 1992A (Mingo
     Manor Apts.-FHA Ins. Mtge.) (Mtge.)
                                                             25,000     6.150        2002      None              25,000      26,125

  19 Clearfield Mun. Auth., PA, Water Rev.      AA          180,000     6.100        2002      None             181,327     193,446
     Bonds, Ser. 1992 (Asset Guaranty
     Ins.) (4)
                                                            195,000     6.200        2003      12/01/02         196,431     209,516
                                                                                               @  100.000

  20 Northwest Harris Cnty., TX, Mun. Util.     AA          600,000     6.000        2002      None             600,000     636,450
     Dist. #9, Unlimited Tax Rfdg. Bonds,
     Ser. 1992 (Asset Guaranty Ins.) (4)

                                                            640,000     6.150        2003       9/01/02         642,246     683,194
                                                                                               @  100.000

                                D - 27.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST D (2002-2003)

     PORTFOLIO
     As of November 30, 1995











                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
  21 Wisconsin Hlth. and Educl. Fac. Auth.,     Aa3(m)(a)    60,000     6.200 %      2002      12/01/97     $    60,000 $    60,895
     Rev. Bonds, Ser. 1992 (Sauk-Prairie                                                       @  102.000
     Mem. Hosp., Inc. Proj.) (Marshall and
     Illsey Bank, Madison, Wisconsin Letter
     of Credit)
                                                            430,000     6.300        2003      12/01/97         430,000     436,553
                                                                                               @  102.000

  22 Wisconsin Hlth. and Educl. Fac. Auth.,     AAA       1,000,000     5.700        2002      None           1,003,730   1,059,080
     Rev. Bonds, Ser. 1992 A (Meriter Hosp.,
     Inc.) (Financial Guaranty Ins.) (4)
                                                          1,000,000     5.800        2003      12/01/02       1,003,980   1,065,800
                                                                                               @  102.000

                                                         ----------                                          ----------  ----------
     TOTAL                                             $ 24,660,000                                        $ 24,730,125 $26,065,730
                                                         ==========                                          ==========  ==========

                  See Notes to Portfolio on Page D-36.

                                D - 28.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
TRUST E (2004-2005)

STATEMENT OF CONDITION
As of November 30, 1995

TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 18,844,576 )(Note 1)........                $20,115,597
  Accrued interest ...............................                    409,140
  Cash - principal ...............................                     59,856
                                                                  -----------
    Total trust property .........................                 20,584,593

LESS LIABILITIES:
  Income advance from Trustee.....................$   157,931
  Accrued Sponsors' fees .........................      5,658         163,589
                                                  -----------     -----------

NET ASSETS, REPRESENTED BY:
  18,957 units of fractional undivided
     interest outstanding (Note 3)................ 20,175,453

  Undistributed net investment income ............    245,551     $20,421,004
                                                  -----------     ===========

UNIT VALUE ($ 20,421,004 / 18,957 units ).........                $  1,077.23
                                                                  ===========
                   See Notes to Financial Statements.












                                D - 29.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
TRUST E (2004-2005)

STATEMENTS OF OPERATIONS

                                                                       December 19, 1992
                                                                                 to
                                            Years Ended November 30,        November 30,
                                            1995              1994              1993
                                            ----              ----              ----
INVESTMENT INCOME:
  Interest income ......................$ 1,193,437       $ 1,217,911       $ 1,150,603
  Trustee's fees and expenses ..........    (19,518)          (19,212)          (10,975)
  Sponsors' fees .......................     (5,945)           (5,407)           (4,685)
                                        ------------------------------------------------
  Net investment income ................  1,167,974         1,193,292         1,134,943
                                        ------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on
    securities sold or redeemed ........         23               (20)
  Unrealized appreciation (depreciation)
    of investments .....................  1,894,657        (1,779,959)        1,156,323

                                        ------------------------------------------------
  Net realized and unrealized
    gain (loss) on investments .........  1,894,680        (1,779,979)        1,156,323
                                        ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ............$ 3,062,654       $  (586,687)      $ 2,291,266
                                        ================================================











                  See Notes to Financial Statements.

                                D - 30.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
TRUST E (2004-2005)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        December 19, 1992
                                                                                 to
                                            Years Ended November 30,        November 30,
                                            1995              1994              1993
                                            ----              ----              ----
OPERATIONS:
  Net investment income ................$ 1,167,974       $ 1,193,292       $ 1,134,943
  Realized gain (loss) on
    securities sold or redeemed ........         23               (20)
  Unrealized appreciation (depreciation)
    of investments .....................  1,894,657        (1,779,959)        1,156,323
                                        ------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations ..........  3,062,654          (586,687)        2,291,266
                                        ------------------------------------------------
DISTRIBUTIONS TO HOLDERS (Note 2):











  Income  .............................. (1,167,911)       (1,193,576)         (880,036)
  Principal ............................     (4,918)
                                        ------------------------------------------------
  Total distributions .................. (1,172,829)       (1,193,576)         (880,036)
                                        ------------------------------------------------
SHARE TRANSACTIONS:
  Redemption amounts - income ..........     (9,135)
  Redemption amounts - principal .......   (725,718)
                                        ------------------------------------------------
  Total share transactions .............   (734,853)
                                        ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS ..  1,154,972        (1,780,263)        1,411,230

NET ASSETS AT BEGINNING OF PERIOD ...... 19,266,032        21,046,295        19,635,065
                                        ------------------------------------------------
NET ASSETS AT END OF PERIOD ............$20,421,004       $19,266,032       $21,046,295
                                        ================================================
PER UNIT:
  Income distributions during
    period .............................$     60.48       $     60.68       $     44.74
                                        ================================================
  Principal distributions during
    period .............................$      0.25
                                        ===================
  Net asset value at end of
    period .............................$  1,077.23       $    979.46       $  1,069.97
                                        ================================================
TRUST UNITS:
  Redeemed during period ...............        713
  Outstanding at end of period .........     18,957            19,670            19,670
                                        ================================================

                  See Notes to Financial Statements.

                                D - 31.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST E (2004-2005)

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit











     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities
               (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on December
               19, 1992 was based upon offering side evaluations at December 17, 1992, the day prior to the Date of Deposit.
               Cost of securities at December 19, 1992 was also based on such offering side evaluations.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month.
     Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 18,957 units at Date of Deposit ..................$19,711,943
     Less sales charge ........................................    788,611
                                                               -----------
     Net amount applicable to Holders ......................... 18,923,332
     Redemptions of units - net cost of 713 units redeemed
       less redemption amounts (principal).....................    (13,985)
     Realized gain on securities sold or redeemed .............          3
     Principal distributions ..................................     (4,918)
     Unrealized appreciation of investments ...................  1,271,021
                                                               -----------
     Net capital applicable to Holders ........................$20,175,453
                                                               ===========
4.   INCOME TAXES

     As of November 30, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $1,271,021, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $18,844,576 at November 30, 1995.











                           D - 32.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST E (2004-2005)

     PORTFOLIO
     As of November 30, 1995

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 California Higher Educ. Loan Auth.         Aaa(m)  $ 1,000,000     6.450 %      2004      12/01/02     $ 1,004,090 $ 1,077,360
     Inc., Stud. Loan Rev. and Rfdg. Bonds,                                                    @  102.000
     1992 Ser. E

                                                          1,000,000     6.500        2005      12/01/02       1,004,080   1,064,420
                                                                                               @  102.000

   2 Idaho Hsg. Agy., Single-Family Mtge.       Aa(m)       605,000     6.300        2004      01/01/03         607,438     626,018
     Bonds, Ser. E 1992 (AMT) (5)                                                              @  102.000

   3 Indiana Hlth. Fac. Hosp. Rev. Bonds,       A           425,000     6.700        2005      02/15/02         435,009     459,876
     Ser. 1992 (Floyd Mem. Hosp. Proj.)                                                        @  102.000

   4 Indiana Transp. Fin. Auth., Aviation       A           200,000     6.000        2004      03/01/03         198,370     213,790
     Tech. Ctr., Lease Rev. Bonds, Ser. A                                                      @  102.000
                                                            200,000     6.100        2005      03/01/03         198,282     215,046
                                                                                               @  102.000

   5 Memorial Hosp. Service Dist. of the        AAA       1,555,000     6.100        2004      12/01/02       1,574,686   1,679,898
     Parish of Calcasieu, LA, Hosp. Rev.                                                       @  102.000
     Bonds (Lake Charles Mem. Hosp. Proj.),
     Ser. 1992A (Connie Lee Ins.) (4)

   6 Michigan Higher Educl. Fac. Auth.,         Aa1(m)    1,785,000     5.800        2005      09/01/02       1,722,650   1,864,486
     Stud. Loan Rev. Bonds, Ser. 15A (AMT)                                                     @  102.000
     (5)

   7 New Mexico Educl. Assist. Foundation,      Aaa(m)      500,000     6.450        2004      12/01/02         502,045     532,215
     Stud. Loan Rev. Bonds, Senior 1992 Ser.                                                   @  101.000
     One-A (AMT) (5)











                                                            100,000     6.550        2005      12/01/02         100,820     104,854
                                                                                               @  101.000

                                D - 33.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST E (2004-2005)

     PORTFOLIO
     As of November 30, 1995

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   8 City of Las Cruces, NM, Hlth. Fac.         AAA     $   195,000     6.000 %      2004      12/01/02     $   193,354 $   211,333
     Rfdg. Rev. Bonds (The Evangelical                                                         @  102.000
     Lutheran Good Samaratan Society Proj.),
     Ser. 1992 (CGIC Ins.) (4)

   9 New York State. Dorm. Auth., Manhattan     AA          345,000     6.100        2004      07/01/02         345,000     370,437
     Coll. Ins. Rev. Bonds, Ser. 1992 (Asset                                                   @  102.000
     Guaranty Ins.) (4)

  10 The City of New York, NY, Genl. Oblig.     A-(f)     1,140,000     6.500        2004      08/01/02       1,135,292   1,201,594
     Bonds, Fiscal 1993 Ser. C                                                                 @  101.500

  11 United Nations Dev. Corp. (A Public        A+(f)     1,500,000     6.000        2004      07/01/03       1,493,775   1,612,260
     Benefit Corp. of the State of New York),                                                  @  102.000
     1992 Rfdg. Bonds, Ser. A (Senior Lein)
                                                            625,000     6.000        2005      07/01/03         619,556     671,125
                                                                                               @  102.000

  12 United Nations Dev. Corp. (A Public        A(m)        570,000     6.000        2004      07/01/03         565,303     611,422
     Benefit Corp. of the State of New                                                         @  102.000
     York), 1992 Rfdg. Bonds, Ser. B











     (Subordinate Lien)

  13 City of Garfield Heights, OH, Hosp.        A           985,000     6.300        2004      11/15/02         985,000   1,062,657
     Imp. and Rfdg. Bonds, Ser. 1992B                                                          @  102.000
     (Marymount Hosp. Proj.)
                                                          1,045,000     6.400        2005      11/15/02       1,045,000   1,125,026
                                                                                               @  102.000

  14 Northwest Harris Cnty., TX, Mun. Util.     AA          680,000     6.300        2004      09/01/02         684,821     728,865
     Dist #9, Unlimited Tax Rfdg. Bonds,                                                       @  100.000
     Ser. 1992 (Asset Guaranty Ins.) (4)

                                                            720,000     6.400        2005      09/01/02         725,076     774,965
                                                                                               @  100.000

                                D - 34.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     (TRUST E) (2004-2005)

     PORTFOLIO
     As of November 30, 1995

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
  15 Harris Cnty., TX, Port of Houston          AA      $   525,000     6.000 %      2004      10/01/02     $   520,569 $   555,975
     Auth., Unlimited Tax Port Imp. Bonds,                                                     @  100.000
     Ser. 1992B (AMT) (5)

  16 Wisconsin Hlth. and Educl. Fac. Auth.,     Aa3(m)(a)   460,000     6.400        2004      12/01/97         460,000     466,997
     Rev. Bonds, Ser. 1992 (Sauk-Prairie                                                       @  102.000
     Mem. Hosp., Inc. Proj.) (Marshall and
     Illsey Bank, Madison, Wisconsin Letter
     of Credit)
                                                            490,000     6.500        2005      12/01/97         490,000     499,888











                                                                                               @  102.000

  17 Wisconsin Hlth. and Educl. Fac. Auth.,     AAA       1,225,000     5.900        2004      12/01/02       1,230,170   1,313,310
     Rev. Bonds, Ser. 1992A (Meriter Hosp.,                                                    @  102.000
     Inc.) (Financial Guaranty Ins.) (4)
                                                          1,000,000     6.000        2005      12/01/02       1,004,190   1,071,780
                                                                                               @  102.000

                                                         ----------                                          ----------  ----------
     TOTAL                                             $ 18,875,000                                        $ 18,844,576 $20,115,597
                                                         ==========                                          ==========  ==========

                  See Notes to Portfolio on Page D - 36.

                                D - 35.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
 (Trusts B,C,D and E)

 NOTES TO PORTFOLIO
 As of November 30, 1995

(1)   These ratings are of the bonds themselves by Standard & Poor's Ratings Group, or by
      Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)", (a) indicates that it is a rating of the outstanding debt obligations of the institution providing the letter of credit or guarantee; (b) indicates that while there is no such available rating, in the opinion of Defined Asset Funds research analysts, the bond has credit characteristics comparable to bonds rated A or better; (c) indicates that while there is no such available rating, in the opinion of Defined Asset Funds research analysts, the bond does not have credit charachteristics comparable to bonds rated A or better. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.
      See "Description of Ratings" in Part B of this Prospectus.

(2)   See Notes to Financial Statements.

(3)   Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions. The tax effect on
      Holders of redemptions and related distributions is described under "Taxes"
      in this Prospectus, Part B.

(4)   Insured by the indicated municipal bond insurance company. See "Risk
      Factors - Bonds Backed by Letters of Credit or Insurance" in this Prospectus
      Part B.

(5)   Securities that are tax preference items for purposes of the Alternative
      Minimum Tax are indicated by (AMT). See "Taxes" in this Prospectus, Part B.

                            D - 36.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
 (Trusts B,C,D and E)

 NOTES TO PORTFOLIO
 As of November 30, 1995

(6)   The Debt Obligations in Portfolio Number 4 of Trust B, and Number 2, of
      Trust D have stated maturity dates of 2017 and 2020, respectively. However, the Trustee, as the holder of these Debt Obligations, has the right to cause such Debt Obligations to be repurchased or redeemed at par on the specific dates indicated. In the certain instances, the corporate obligor  of such Debt
      Obligations has the right to cause a third party to purchase the Debt Obligations in Lieu of redemption. The Sponsors have given irrevocable instructions to the
      Trustee to exercise its right to cause such Debt Obligations to be so redeemed, repurchased or purchased, unless they can be sold, in the opinion of the Trustee, for a net amount in excess of par before such time as the Trustee is required to exercise such rights.












(7) The Agent for the Sponsors advises that, on February 2, 1996, under a consent order issued by the Federal Reserve Bank and the supervisory authorities of six states, Daiwa Bank Ltd. terminated its operations in the U.S. Requests for payment under the letter of credit will be made through the Sumitomo Bank Ltd. (Chicago Branch).

                            D - 37.

                              DEFINED ASSET FUNDS
                        MUNICIPAL INVESTMENT TRUST FUND
                            INTERMEDIATE TERM SERIES
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          NEW YORK, N.Y. 10003-9598


--------------------------------------------------------------------------------
                            (Fold along this line.)

--------------------------------------------------------------------------------
                            (Fold along this line.)

                             DEFINED ASSET FUNDSSM
                               PROSPECTUS--PART B
                      DEFINED ASSET FUNDS MUNICIPAL SERIES
                        MUNICIPAL INVESTMENT TRUST FUND
 FURTHER DETAIL REGARDING ANY OF THE INFORMATION PROVIDED IN THE PROSPECTUS MAY BE OBTAINED WITHIN FIVE DAYS BY WRITING OR CALLING THE TRUSTEE, THE ADDRESS AND
  TELEPHONE NUMBER OF WHICH ARE SET FORTH ON THE BACK COVER OF PART A OF THIS
                                  PROSPECTUS.

                                     Index


                                                          PAGE
                                                        ---------
Fund Description......................................          1
Risk Factors..........................................          2
How to Buy Units......................................          8
How to Sell Units.....................................         10
Income, Distributions and Reinvestment................         10
Fund Expenses.........................................         12
Taxes.................................................         12
Records and Reports...................................         13

                                                          PAGE
                                                        ---------
Trust Indenture.......................................         14
Miscellaneous.........................................         14
Exchange Option.......................................         16
Supplemental Information..............................         17
Appendix A--Description of Ratings....................        a-1
Appendix B--Sales Charge Schedules for Defined Asset
Funds Municipal Series................................        b-1
Appendix C--Sales Charge Schedules for Municipal
Investment Trust Fund.................................        c-1


FUND DESCRIPTION

BOND PORTFOLIO SELECTION

     Professional buyers and research analysts for Defined Asset Funds, with access to extensive research, selected the Bonds for the Portfolio after considering the Fund's investment objective as well as the quality of the Bonds (all Bonds in the Portfolio are initially rated in the category A or better by at least one nationally recognized rating organization or have comparable credit characteristics), the yield and price of the Bonds compared to similar securities, the maturities of the Bonds and the diversification of the Portfolio. Only issues meeting these stringent criteria of the Defined Asset Funds team of dedicated research analysts are included in the Portfolio. No leverage or borrowing is used nor does the Portfolio contain other kinds of securities to enhance yield. A summary of the Bonds in the Portfolio appears in Part A of the Prospectus. In a Fund that includes multiple Trusts or Portfolios, the word Fund should be understood to mean each individual Trust or Portfolio.

     The deposit of the Bonds in the Fund on the initial date of deposit established a proportionate relationship among the face amounts of the Bonds. During the 90-day period following the initial date of deposit the Sponsors may deposit additional Bonds in order to create new Units, maintaining to the extent possible that original proportionate relationship. Deposits of additional Bonds subsequent to the 90-day period must generally replicate exactly the proportionate relationship among the face amounts of the Bonds at the end of the initial 90-day period.

     Yields on bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings. Ratings represent opinions of the rating organizations as to the quality of the bonds rated, based on the credit of the issuer or any guarantor, insurer or other credit provider, but these ratings are only general standards of quality (see Appendix A).

     After the initial date of deposit, the ratings of some Bonds may be reduced or withdrawn, or the credit characteristics of the Bonds may no longer be comparable to bonds rated A or better. Bonds rated BBB or Baa
(the lowest investment grade rating) or lower may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Bonds rated below investment grade or unrated bonds with similar credit characteristics are often subject to greater market fluctuations and risk of loss of principal and income than higher grade bonds and their value may decline precipitously in response to rising interest rates.

     Because each Defined Asset Fund is a preselected portfolio of bonds, you know the securities, maturities, call dates and ratings before you invest. Of course, the Portfolio will change somewhat over time, as Bonds mature, are redeemed or are sold to meet Unit redemptions or in other limited circumstances. Because the Portfolio is not actively managed and principal is returned as the Bonds are disposed of, this principal should be relatively unaffected by changes in interest rates.

BOND PORTFOLIO SUPERVISION

     The Fund follows a buy and hold investment strategy in contrast to the frequent portfolio changes of a managed fund based on economic, financial and market analyses. The Fund may retain an issuer's bonds despite adverse financial developments. Experienced financial analysts regularly review the Portfolio and a Bond may be sold in certain circumstances including the occurrence of a default in payment or other default on the Bond, a decline in the projected income pledged for debt service on a revenue bond, institution of certain legal proceedings, if the Bond becomes taxable or is otherwise inconsistent with the Fund's investment objectives, a decline in the price of the Bond or the occurrence of other market or credit factors (including advance refunding) that, in the opinion of Defined Asset Funds research analysts, makes retention of the Bond detrimental to the interests of investors. The Trustee must generally reject any offer by an issuer of a Bond to exchange another security pursuant to a refunding or refinancing plan.

     The Sponsors and the Trustee are not liable for any default or defect in a Bond. If a contract to purchase any Bond fails, the Sponsors may generally deposit a replacement bond so long as it is a tax-exempt bond, has a fixed maturity or disposition date substantially similar to the failed Bond and is rated A or better by at least one nationally recognized rating organization or has comparable credit characteristics. A replacement bond must be deposited within 110 days after deposit of the failed contract, at a cost that does not exceed the funds reserved for purchasing the failed Bond and at a yield to maturity and current return substantially equivalent (considering then current market conditions and relative creditworthiness) to those of the failed Bond, as of the date the failed contract was deposited.

RISK FACTORS

     An investment in the Fund entails certain risks, including the risk that the value of your investment will decline with increases in interest rates. Generally speaking, bonds with longer maturities will fluctuate in value more than bonds with shorter maturities. In recent years there have been wide fluctuations in interest rates and in the value of fixed-rate bonds generally. The Sponsors cannot predict the direction or scope of any future fluctuations.

     Certain of the Bonds may have been deposited at a market discount or premium principally because their interest rates are lower or higher than prevailing rates on comparable debt securities. The current returns of market discount bonds are lower than comparably rated bonds selling at par because discount bonds tend to increase in market value as they approach maturity. The current returns of market premium bonds are higher than comparably rated bonds selling at par because premium bonds tend to decrease in market value as they approach maturity. Because part of the purchase price is returned through current income payments and not at maturity, an early redemption at par of a premium bond will result in a reduction in yield to the Fund. Market premium or discount attributable to interest rate changes does not indicate market confidence or lack of confidence in the issue.

     Certain Bonds deposited into the Fund may have been acquired on a when-issued or delayed delivery basis. The purchase price for these Bonds is determined prior to their delivery to the Fund and a gain or loss may result from fluctuations in the value of the Bonds. Additionally, in any Defined Asset Funds Municipal Series, if the value of the Bonds reserved for payment of the periodic deferred sales charge, together with the interest thereon, were to become insufficient to pay these charges, additional bonds would be required to be sold.

     The Fund may be concentrated in one or more of types of bonds. Concentration in a State may involve additional risk because of the decreased diversification of economic, political, financial and market risks. Set forth below is a brief description of certain risks associated with bonds which may be held by the Fund.

Additional information is contained in the Information Supplement which is available from the Trustee at no charge to the investor.

GENERAL OBLIGATION BONDS

     Certain of the Bonds may be general obligations of a governmental entity. General obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and its credit will depend on many factors, including an erosion of the tax base resulting from population declines, natural disasters, declines in the state's industrial base or an inability to attract new industries, economic limits on the ability to tax without eroding the tax base and the extent to which the entity relies on federal or state aid, access to capital markets or other factors beyond the entity's control. In addition, political restrictions on the ability to tax and budgetary constraints affecting state governmental aid may have an adverse impact on the creditworthiness of cities, counties, school districts and other local governmental units.

     As a result of the recent recession's adverse impact upon both revenues and expenditures, as well as other factors, many state and local governments have confronted deficits which were the most severe in recent years. Many issuers are facing highly difficult choices about significant tax increases and spending reductions in order to restore budgetary balance. The failure to implement these actions on a timely basis could force these issuers to issue additional debt to finance deficits or cash flow needs and could lead to a reduction of their bond ratings and the value of their outstanding bonds.

MORAL OBLIGATION BONDS

     The Portfolio may include 'moral obligation' bonds. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or local government in question. Even though the state or local government may be called on to restore any deficits in capital reserve funds of the agencies or authorities which issued the bonds, any restoration generally requires appropriation by the state or local legislature and does not constitute a legally enforceable obligation or debt of the state or local government. The agencies or authorities generally have no taxing power.

REFUNDED BONDS

     Refunded bonds are typically secured by direct obligations of the U.S. Government or in some cases obligations guaranteed by the U.S. Government placed in an escrow account maintained by an independent trustee until maturity or a predetermined redemption date. These obligations are generally noncallable prior to maturity or the predetermined redemption date. In a few isolated instances, however, bonds which were thought to be escrowed to maturity have been called for redemption prior to maturity.

MUNICIPAL REVENUE BONDS

     Municipal revenue bonds are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various projects. Municipal revenue bonds are not general obligations of governmental entities backed by their taxing power and payment is generally solely dependent upon the creditworthiness of the public issuer or the financed project or state appropriations. Examples of municipal revenue bonds are:

        Municipal utility bonds, including electrical, water and sewer revenue bonds, whose payments are dependent on various factors, including the rates the utilities may charge, the demand for their services and their operating costs, including expenses to comply with environmental legislation and other energy and licensing laws and regulations. Utilities are particularly sensitive to, among other things, the effects of inflation on operating and construction costs, the unpredictability of future usage requirements, the costs and availability of fuel and, with certain electric utilities, the risks associated with the nuclear industry;

        Lease rental bonds which are generally issued by governmental financing authorities with no direct taxing power for the purchase of equipment or construction of buildings that will be used by a state or local government. Lease rental bonds are generally subject to an annual risk that the lessee government might not appropriate funds for the leasing rental payments to service the bonds and may also be subject to the risk that rental obligations may terminate in the event of damage to or destruction or condemnation of the equipment or building;

        Multi-family housing revenue bonds and single family mortgage revenue bonds which are issued to provide financing for various housing projects and which are payable primarily from the revenues derived from mortgage loans to housing projects for low to moderate income families or notes secured by mortgages on residences; repayment of this type of bond is therefore dependent upon, among other things, occupancy levels, rental income, the rate of default on underlying mortgage loans, the ability of mortgage insurers to pay claims, the continued availability of federal, state or local housing subsidy programs, economic conditions in local markets, construction costs, taxes, utility costs and other operating expenses and the managerial ability of project managers. Housing bonds are generally prepayable at any time and therefore their average life will ordinarily be less than their stated maturities;

        Hospital and health care facility bonds whose payments are dependent upon revenues of hospitals and other health care facilities. These revenues come from private third-party payors and government programs, including the Medicare and Medicaid programs, which have generally undertaken cost containment measures to limit payments to health care facilities. Hospitals and health care facilities are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance. The Internal Revenue Service has been engaged in a program of intensive audits of certain large tax-exempt hospital and health care facility organizations. Although these audits have not yet been completed, it has been reported that the tax-exempt status of some of these organizations may be revoked;

        Airport, port, highway and transit authority revenue bonds which are dependent for payment on revenues from the financed projects, including user fees from ports and airports, tolls on turnpikes and bridges, rents from buildings, transit fare revenues and additional financial resources including federal and state subsidies, lease rentals paid by state or local governments or a pledge of a special tax such as a sales tax or a property tax. In the case of the air travel industry, airport income is largely affected by the airlines' ability to meet their obligations under use agreements which in turn is affected by increased competition among airlines, excess capacity and increased fuel costs, among other factors;

        Solid waste disposal bonds which are generally payable from dumping and user fees and from revenues that may be earned by the facility on the sale of electrical energy generated in the combustion of waste products and which are therefore dependent upon the ability of municipalities to fully utilize the facilities, sufficient supply of waste for disposal, economic or population growth, the level of construction and maintenance costs, the existence of lower-cost alternative modes of waste processing and increasing environmental regulation. A recent decision of the U.S. Supreme Court limiting a municipality's ability to require use of its facilities may have an adverse affect on the credit quality of various issues of these bonds;

        Special tax bonds which are not secured by general tax revenues but are only payable from and secured by the revenues derived by a municipality from a particular tax--for example, a tax on the rental of a hotel room, on the purchase of food and beverages, on the rental of automobiles or on the consumption of liquor and may therefore be adversely affected by a reduction in revenues resulting from a decline in the local economy or population or a decline in the consumption, use or cost of the goods and services that are subject to taxation;

        Student loan revenue bonds which are typically secured by pledges of new or existing student loans. The loans, in turn, are generally either guaranteed by eligible guarantors and reinsured by the Secretary of the U.S. Department of Education, directly insured by the federal government, or financed as part of supplemental or alternative loan programs within a state (e.g., loan repayments are not guaranteed). These bonds often permit the issuer to enter into interest rate swap agreements with eligible counterparties in which event the bonds are subject to the additional risk of the counterparty's ability to fulfill its swap obligation;

        University and college bonds, the payments on which are dependent upon various factors, including the size and diversity of their sources of revenues, enrollment, reputation, the availability of endowments and other funds and, in the case of public institutions, the financial condition of the relevant state or other governmental entity and its policies with respect to education; and

        Tax increment and tax allocation bonds, which are secured by ad valorem taxes imposed on the incremental increase of taxable assessed valuation of property within a jurisdiction above an established base of assessed value. The issuers of these bonds do not have general taxing authority and the tax assessments on which the taxes used to service the bonds are based may be subject to devaluation due to market price declines or governmental action.

     Puerto Rico. Certain Bonds may be affected by general economic conditions in the Commonwealth of Puerto Rico. Puerto Rico's economy is largely dependent for its development on federal programs, and current federal budgetary policies suggest that an expansion of its programs is unlikely. Reductions in federal tax benefits or incentives or curtailment of spending programs could adversely affect the Puerto Rican economy.

     Industrial Development Revenue Bonds. Industrial development revenue bonds are municipal obligations issued to finance various privately operated projects including pollution control and manufacturing facilities. Payment is generally solely dependent upon the creditworthiness of the corporate operator of the project and, in certain cases, an affiliated or third party guarantor and may be affected by economic factors relating to the particular industry as well as varying degrees of governmental regulation. In many cases industrial revenue bonds do not have the benefit of covenants which would prevent the corporations from engaging in capital restructurings or borrowing transactions which could reduce their ability to meet their obligations and result in a reduction in the value of the Portfolio.

BONDS BACKED BY REPURCHASE COMMITMENTS

     Certain Funds contain Bonds that were purchased from commercial banks, savings banks, savings and loan associations or other institutions (thrifts) that had held the Bonds in their investment portfolios prior to selling the Bonds to the Fund. These banks or thrifts (the Sellers) have committed to repurchase the Bonds from the Fund in certain circumstances. In some cases a Seller's Repurchase Commitments may be backed by a security interest in collateral or by a letter of credit (see Bonds Backed by Letters of Credit or Insurance below).

     A Seller may have committed to repurchase any Bond sold by it if necessary to satisfy investors' unit redemption requests (a Liquidity Repurchase). A Seller may also have committed to repurchase any Bond sold by it if the issuer of the Bond fails to make payments of interest or principal on the Bond (a Default Repurchase) or if the issuer becomes or is deemed to be bankrupt or insolvent (an Insolvency Repurchase). A Seller may have committed to repurchase any Bond if the interest on that Bond becomes taxable (a Tax Repurchase). Investors should realize that they are subject to having all or a portion of the principal amount of their investment returned prior to termination of the Fund if any of these situations occurs. A Seller may also have committed to repurchase the Bonds sold by it on their scheduled disposition dates (as shown under Portfolio in Part A) (a Disposition Repurchase). The price at which any of these repurchases will occur (the Put Price) is shown in Part A of the Prospectus. Any collateral securing any of the Repurchase Commitments may consist of mortgage-backed securities issued by GNMA (Ginnie Maes), FNMA (Fannie
Maes) or FHLMC (Freddie Macs); mortgages; municipal obligations; corporate obligations; U.S. government securities; and cash.

     Investors in a Fund containing any of these credit-supported Bonds should be aware that many thrifts have failed in recent years and that the thrift industry generally has experienced severe strains. New federal legislation has resulted that imposes many new limitations on the ways banks and thrifts may do business and mandates aggressive, early intervention into unhealthy institutions. One result of this legislation is an increased possibility of early payment of the principal amount of an investment in Bonds backed by collateralized letters of credit or repurchase commitments if a Seller becomes or is deemed to be insolvent.

BONDS BACKED BY LETTERS OF CREDIT OR INSURANCE

     Certain Bonds may be secured by letters of credit issued by commercial banks or savings banks, savings and loan associations and similar thrift institutions or are direct obligations of banks or thrifts. The letter of credit may be drawn upon, and the Bonds redeemed, if an issuer fails to pay amounts due on the Bonds or, in certain cases, if the interest on the Bond becomes taxable. Letters of credit are irrevocable obligations of the issuing institutions. The profitability of a financial institution is largely dependent upon the credit quality of its loan portfolio which, in turn, is affected by the institution's underwriting criteria, concentrations within the portfolio and specific industry and general economic conditions. The operating performance of financial institutions is also impacted by changes in interest rates, the availability and cost of funds, the intensity of competition and the degree of governmental regulation.

     Certain Bonds may be insured or guaranteed by insurance companies listed below. The claims-paying ability of each of these companies, unless otherwise indicated, was rated AAA by Standard & Poor's or another nationally recognized rating organization at the time the insured Bonds were purchased by the Fund. The ratings are subject to change at any time at the discretion of the rating agencies. In the event that the rating of an Insured Fund is reduced, the Sponsors are authorized to direct the Trustee to obtain other insurance on behalf of the Fund. The insurance policies guarantee the timely payment of principal and interest on the Bonds but do not guarantee their market value or the value of the Units. The insurance policies generally do not provide for accelerated payments of principal or cover redemptions resulting from events of taxability.

      The following summary information relating to the listed insurance companies has been obtained from publicly available information:

                                                                                        FINANCIAL INFORMATION
                                                                                          AS OF JUNE 30, 1995
                                                                                     (IN MILLIONS OF DOLLARS)
                                                                         --------------------------------------
                                                                                            POLICYHOLDERS'
                        NAME                          DATE ESTABLISHED   ADMITTED ASSETS           SURPLUS
----------------------------------------------------  -----------------  ---------------  ---------------------
AMBAC Indemnity Corporation.........................           1970        $     2,230         $       805
Asset Guaranty Insurance Co. (AA by S&P)                       1988                173                  78
Capital Guaranty Insurance Company (CGIC)...........           1986                316                 171
Capital Markets Assurance Corp. (CAPMAC)............           1987                221                 136
Connie Lee Insurance Company........................           1987                202                 108
Continental Casualty Company........................           1948             20,114               3,747
Financial Guaranty Insurance Company................           1984              2,249                 978
Financial Security Assurance Inc. (FSA).............           1984                776                 344
Firemen's Insurance Company of Newark, NJ                      1855              2,083                 403
Industrial Indemnity Co. (HIBI).....................           1920              1,706                 302
MBIA Insurance Corporation..........................           1986              3,623               1,165

     Insurance companies are subject to extensive regulation and supervision where they do business by state insurance commissioners who regulate the standards of solvency which must be maintained, the nature of and limitations on investments, reports of financial condition, and requirements regarding reserves for unearned premiums, losses and other matters. A significant portion of the assets of insurance companies are required by law to be held in reserve against potential claims on policies and is not available to general creditors. Although the federal government does not regulate the business of insurance, federal initiatives including pension regulation, controls on medical care costs, minimum standards for no-fault automobile insurance, national health insurance, tax law changes affecting life insurance companies and repeal of the antitrust exemption for the insurance business can significantly impact the insurance business.

STATE RISK FACTORS

     Investment in a single State Trust, as opposed to a Fund which invests in the obligations of several states, may involve some additional risk due to the decreased diversification of economic, political, financial and market risks. A brief description of the factors which may affect the financial condition of the applicable State for any State Trust, together with a summary of tax considerations relating to that State, appear in Part A (or for certain State Trusts, Part C), of the Prospectus; further information is contained in the Information Supplement.

LITIGATION AND LEGISLATION

     The Sponsors do not know of any pending litigation as of the initial date of deposit which might reasonably be expected to have a material adverse effect upon the Fund. At any time after the initial date of deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the Bonds in the Fund. Litigation, for example, challenging the issuance of pollution control revenue bonds under environmental protection statutes may affect the validity of certain Bonds or the tax-free nature of their interest. While the outcome of litigation of this nature can never be entirely predicted, opinions of bond counsel are delivered on the date of issuance of each Bond to the effect that it has been validly issued and that the interest thereon is exempt from federal income tax. From time to time, proposals are introduced in Congress to, among other things, reduce federal income tax rates, impose a flat tax, exempt investment income from tax or abolish the federal income tax and replace it with another form of tax. Enactment of any such legislation could adversely affect the value of the Units. The Fund, however, cannot predict what legislation, if any, in respect of tax rates may be proposed, nor can it predict which proposals, if any, might be enacted.

     Also, certain proposals, in the form of state legislative proposals or voter initiatives, seeking to limit real property taxes have been introduced in various states, and an amendment to the constitution of the State of California, providing for strict limitations on real property taxes, has had a significant impact on the taxing powers of local governments and on the financial condition of school districts and local governments in California. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to make payments due on the Bonds. Under the Federal Bankruptcy Code, for example, municipal bond issuers, as well as any underlying corporate obligors or guarantors, may proceed to restructure or otherwise alter the terms of their obligations.

     From time to time Congress considers proposals to prospectively and retroactively tax the interest on state and local obligations, such as the Bonds. The Supreme Court clarified in South Carolina v. Baker (decided on April 20, 1988) that the U.S. Constitution does not prohibit Congress from passing a nondiscriminatory tax on interest on state and local obligations. This type of legislation, if enacted into law, could require investors to pay income tax on interest from the Bonds and could adversely affect an investment in Units. See Taxes.

PAYMENT OF THE BONDS AND LIFE OF THE FUND

     The size and composition of the Portfolio will change over time. Most of the Bonds are subject to redemption prior to their stated maturity dates pursuant to optional refunding or sinking fund redemption provisions or otherwise. In general, optional refunding redemption provisions are more likely to be exercised when the value of a Bond is at a premium over par than when it is at a discount from par. Some Bonds may be subject to sinking fund and extraordinary redemption provisions which may commence early in the life of the Fund. Additionally, the size and composition of the Fund will be affected by the level of redemptions of Units that may occur from time to time. Principally, this will depend upon the number of investors seeking to sell or redeem their Units and whether or not the Sponsors are able to sell the Units acquired by them in the secondary market. As a result, Units offered in the secondary market may not represent the same face amount of Bonds as on the initial date of deposit. Factors that the Sponsors will consider in determining whether or not to sell Units acquired in the secondary market include the diversity of the Portfolio, the size of the Fund relative to its original size, the ratio of Fund expenses to income, the Fund's current and long-term returns, the degree to which Units may be selling at a premium over par and the cost of maintaining a current prospectus for the Fund. These factors may also lead the Sponsors to seek to terminate the Fund earlier than its mandatory termination date.

FUND TERMINATION

     The Fund will be terminated no later than the mandatory termination date specified in Part A of the Prospectus. It will terminate earlier upon the disposition of the last Bond or upon the consent of investors holding 51% of the Units. The Fund may also be terminated earlier by the Sponsors once the total assets of the Fund have fallen below the minimum value specified in Part A of the Prospectus. A decision by the Sponsors to terminate the Fund early will be based on factors similar to those considered by the Sponsors in determining whether to continue the sale of Units in the secondary market.

     Notice of impending termination will be provided to investors and thereafter units will no longer be redeemable. On or shortly before termination, the Fund will seek to dispose of any Bonds remaining in the Portfolio although any Bond unable to be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final disposition. A proportional share of the expenses associated with termination, including brokerage costs in disposing of Bonds, will be borne by investors remaining at that time. This may have the effect of reducing the amount of proceeds those investors are to receive in any final distribution.

LIQUIDITY

     Up to 40% of the value of the Portfolio may be attributable to guarantees or similar security provided by corporate entities. These guarantees or other security may constitute restricted securities that cannot be sold publicly by the Trustee without registration under the Securities Act of 1933, as amended. The Sponsors nevertheless believe that, should a sale of the Bonds guaranteed or secured be necessary in order to meet redemption of Units, the Trustee should be able to consummate a sale with institutional investors.

     The principal trading market for the Bonds will generally be in the over-the-counter market and the existence of a liquid trading market for the Bonds may depend on whether dealers will make a market in them. There can be no assurance that a liquid trading market will exist for any of the Bonds, especially since the Fund may be restricted under the Investment Company Act of 1940 from selling Bonds to any Sponsor. The value of the Portfolio will be adversely affected if trading markets for the Bonds are limited or absent.

HOW TO BUY UNITS

     Units are available from any of the Sponsors, Underwriters and other broker-dealers at the Public Offering Price plus accrued interest on the Units. The Public Offering Price varies each Business Day with changes in the value of the Portfolio and other assets and liabilities of the Fund.

     Net accrued interest and principal cash, if any, are added to the Public Offering Price, the Sponsors' Repurchase Price and the Redemption Price per Unit. This represents the interest accrued on the Bonds, net of Fund expenses, from the initial date of deposit to, but not including, the settlement date for Units (less any prior distributions of interest income to investors). Bonds deposited also carry accrued but unpaid interest up to the initial date of deposit. To avoid having investors pay this additional accrued interest (which earns no return) when they purchase Units, the Trustee advances and distributes this amount to the Sponsors; it recovers this advance from interest received on the Bonds. Because of varying interest payment dates on the Bonds, accrued interest at any time will exceed the interest actually received by the Fund.

     Because accrued interest on the Bonds is not received by the Fund at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the interest actually received by the Fund. To eliminate fluctuations in the Monthly Income Distribution, a portion of the Public Offering Price may consist of cash in an amount necessary for the Trustee to provide approximately equal distributions. Upon the sale or redemption of Units, investors will receive their proportionate share of this cash. In addition, if a Bond is sold, redeemed or otherwise disposed of, the Fund will periodically distribute to investors the portion of this cash that is attributable to the Bond.

     The regular Monthly Income Distribution is stated in Part A of the Prospectus and will change as the composition of the Portfolio changes over time.

PUBLIC OFFERING PRICE--THE FOLLOWING SECTIONS APPLY TO TWO DIFFERENT TYPES OF DEFINED MUNICIPAL FUNDS. INVESTORS SHOULD NOTE THE EXACT NAME OF THE FUND ON THE COVER OF PART A OF THE PROSPECTUS TO MAKE SURE THEY REFER TO THE CORRECT SECTION BELOW.

SECTION A--MUNICIPAL INVESTMENT TRUST FUND

     In the initial offering period, the Public Offering Price is based on the next offer side evaluation of the Bonds, and includes a sales charge based on the number of Units of a single Fund or Trust purchased on the same or any preceding day by a single purchaser. See Initial Offering sales charge schedule in Appendix C. The purchaser or his dealer must notify the Sponsors at the time of purchase of any previous purchase to be aggregated and supply sufficient information to permit confirmation of eligibility; acceptance of the purchase order is subject to confirmation. Purchases of Fund Units may not be aggregated with purchases of any other unit trust. This procedure may be amended or terminated at any time without notice.

     In the secondary market (after the initial offering period), the Public Offering Price is based on the bid side evaluation of the Bonds, and includes a sales charge based (a) on the number of Units of the Fund and any other Series of Municipal Investment Trust Fund purchased in the secondary market on the same day by a single purchaser (see Secondary Market sales charge schedule in Appendix C) and (b) the maturities of the underlying Bonds (see Effective Sales Charge Schedule in Appendix C). To qualify for a reduced sales charge, the dealer must confirm that the sale is to a single purchaser or is purchased for its own account and not for distribution. For these purposes, Units held in the name of the purchaser's spouse or child under 21 years of age are deemed to be purchased by a single purchaser. A trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account is also considered a single purchaser.

     In the secondary market, the Public Offering Price is further reduced depending on the maturities of the various Bonds in the Portfolio, by determining a sales charge percentage for each Bond, as stated in Effective Sales Charge in Appendix C. The sales charges so determined, multiplied by the bid side evaluation of the Bonds, are aggregated and the total divided by the number of Units outstanding to determine the Effective Sales Charge. On any purchase, the Effective Sales Charge is multiplied by the applicable secondary market sales charge percentage (depending on the number of Units purchased) in order to determine the sales charge component of the Public Offering Price.

SECTION B--DEFINED ASSET FUNDS MUNICIPAL SERIES

     During the initial offering period for at least the first three months of the Fund, the Public Offering Price (and the Initial Repurchase Price) is based on the higher, offer side evaluation of the Bonds at the next Evaluation Time after the order is received. In the secondary market (after the initial offering period), the Public Offering Price (and the Sponsors' Repurchase Price and the Redemption Price) is based on the lower, bid side evaluation of the Bonds.

     Investors will be subject to differing types and amounts of sales charge depending upon the timing of their purchases and redemptions of Units. A periodic deferred sales charge will be payable quarterly through about the fifth anniversary of the Fund from a portion of the interest on and principal of Bonds reserved for that purpose. Commencing on the first anniversary of the Fund, the Public Offering Price will also include an up-front sales charge applied to the value of the Bonds in the Portfolio. Lastly, investors redeeming their Units prior to the fourth anniversary of the Fund will be charged a contingent deferred sales charge payable out of the redemption proceeds of their Units. These charges may be less than you would pay to buy and hold a comparable managed fund. A complete schedule of sales charges appears in Appendix B. The Sponsors have received an opinion of their counsel that the deferred sales charge described in this Prospectus is consistent with an exemptive order received from the SEC.

                                     * * *

     Employees of certain Sponsors and Sponsor affiliates and non-employee directors of Merrill Lynch & Co. Inc. may purchase Units at any time at prices including a sales charge of not less than $5 per Unit.

EVALUATIONS

     Evaluations are determined by the independent Evaluator on each Business Day. This excludes Saturdays, Sundays and the following holidays as observed by the New York Stock Exchange: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Bond evaluations are based on closing sales prices (unless the Evaluator deems these prices inappropriate). If closing sales prices are not available, the evaluation is generally determined on the basis of current bid or offer prices for the Bonds or comparable securities or by appraisal or by any combination of these methods. In the past, the bid prices of publicly offered tax-exempt issues have been lower than the offer prices by as much as 3 1/2% or more of face amount in the case of inactively traded issues and as little as 1/2 of 1% in the case of actively traded issues, but the difference between the offer and bid prices has averaged between 1 and 2% of face amount. Neither the Sponsors, the Trustee or the Evaluator will be liable for errors in the Evaluator's judgment. The fees of the Evaluator will be borne by the Fund.

CERTIFICATES

     Certificates for Units are issued upon request and may be transferred by paying any taxes or governmental charges and by complying with the requirements for redeeming Certificates (see How To Sell Units--Trustee's Redemption of Units). Certain Sponsors collect additional charges for registering and shipping Certificates to purchasers. Lost or mutilated Certificates can be replaced upon delivery of satisfactory indemnity and payment of costs.

HOW TO SELL UNITS

SPONSORS' MARKET FOR UNITS

     You can sell your Units at any time without a fee. The Sponsors (although not obligated to do so) will normally buy any Units offered for sale at the repurchase price next computed after receipt of the order. The Sponsors have maintained secondary markets in Defined Asset Funds for over 20 years. Primarily because of the sales charge and fluctuations in the market value of the Bonds, the sale price may be less than the cost of your Units. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices for Units.

     The Sponsors may discontinue this market without prior notice if the supply of Units exceeds demand or for other business reasons; in that event, the Sponsors may still purchase Units at the redemption price as a service to investors. The Sponsors may reoffer or redeem Units repurchased.

TRUSTEE'S REDEMPTION OF UNITS

     You may redeem your Units by sending the Trustee a redemption request together with any certificates you hold. Certificates must be properly endorsed or accompanied by a written transfer instrument with signatures guaranteed by an eligible institution. In certain instances, additional documents may be required such as a certificate of death, trust instrument, certificate of corporate authority or appointment as executor, administrator or guardian. If the Sponsors are maintaining a market for Units, they will purchase any Units tendered at the repurchase price described above. While Defined Asset Funds Municipal Series have a declining deferred sales charge payable on redemption (see Appendix B), a Municipal Investment Trust Fund has no back-end load or 12b-1 fees, so there is never a fee for cashing in your investment (see Appendix C). If they do not purchase Units tendered, the Trustee is authorized in its discretion to sell Units in the over-the-counter market if it believes it will obtain a higher net price for the redeeming investor.

     By the seventh calendar day after tender you will be mailed an amount equal to the Redemption Price per Unit. Because of market movements or changes in the Portfolio, this price may be more or less than the cost of your Units. The Redemption Price per Unit is computed each Business Day by adding the value of the Bonds, net accrued interest, cash and the value of any other Fund assets; deducting unpaid taxes or other governmental charges, accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to redeem Units or for distribution to investors and the value of any other Fund liabilities; and dividing the result by the number of outstanding Units.

     For Defined Asset Funds Municipal Series, Bonds are evaluated on the offer side during the initial offering period and for at least the first three months of the Fund (even in the secondary market) and on the bid side thereafter. For a Municipal Investment Trust Fund, Bonds are evaluated on the offer side during the initial offering period and on the bid side thereafter.

     If cash is not available in the Fund's Income and Capital Accounts to pay redemptions, the Trustee may sell Bonds selected by the Agent for the Sponsors based on market and credit factors determined to be in the best interest of the Fund. These sales are often made at times when the Bonds would not otherwise be sold and may result in lower prices than might be realized otherwise and will also reduce the size and diversity of the Fund.

     Redemptions may be suspended or payment postponed if the New York Stock Exchange is closed other than for customary weekend and holiday closings, if the SEC determines that trading on that Exchange is restricted or that an emergency exists making disposal or evaluation of the Bonds not reasonably practicable, or for any other period permitted by the SEC.

INCOME, DISTRIBUTIONS AND REINVESTMENT

INCOME

     Some of the Bonds may have been purchased on a when-issued basis or may have a delayed delivery. Since interest on these Bonds does not begin to accrue until the date of their delivery to the Fund, the Trustee's annual fee and expenses may be reduced to provide tax-exempt income to investors for this non-accrual period. If a when-issued Bond is not delivered until later than expected and the amount of the Trustee's annual fee and expenses is insufficient to cover the additional accrued interest, the Sponsors will treat the contracts as failed

Bonds. The Trustee is compensated for its fee reduction by drawing on the letter of credit deposited by the Sponsors before the settlement date for these Bonds and depositing the proceeds in a non-interest bearing account for the Fund.

     Interest received is credited to an Income Account and other receipts to a Capital Account. A Reserve Account may be created by withdrawing from the Income and Capital Accounts amounts considered appropriate by the Trustee to reserve for any material amount that may be payable out of the Fund.

DISTRIBUTIONS

     Each Unit receives an equal share of monthly distributions of interest income net of estimated expenses. Interest on the Bonds is generally received by the Fund on a semi-annual or annual basis. Because interest on the Bonds is not received at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the interest actually received. To eliminate fluctuations in the Monthly Income Distribution, the Trustee will advance amounts necessary to provide approximately equal interest distributions; it will be reimbursed, without interest, from interest received on the Bonds, but the Trustee is compensated, in part, by holding the Fund's cash balances in non-interest bearing accounts. Along with the Monthly Income Distributions, the Trustee will distribute the investor's pro rata share of principal received from any disposition of a Bond to the extent available for distribution. In addition, for Defined Asset Funds Municipal Series, distributions of amounts necessary to pay the deferred portion of the sales charge will be made from the Capital and Income Accounts to an account maintained by the Trustee for purposes of satisfying investors' sales charge obligations.

     The initial estimated annual income per Unit, after deducting estimated annual Fund expenses (and, for Defined Asset Funds Municipal Series, the portion of the deferred sales charge payable from interest income) as stated in Part A of the Prospectus, will change as Bonds mature, are called or sold or otherwise disposed of, as replacement bonds are deposited and as Fund expenses change. Because the Portfolio is not actively managed, income distributions will generally not be affected by changes in interest rates. Depending on the financial conditions of the issuers of the Bonds, the amount of income should be substantially maintained as long as the Portfolio remains unchanged; however, optional bond redemptions or other Portfolio changes may occur more frequently when interest rates decline, which would result in early returns of principal and possibly earlier termination of the Fund.

RETURN CALCULATIONS

     Estimated Current Return shows the estimated annual cash to be received from interest-bearing bonds in a Portfolio (net of estimated annual expenses) divided by the Public Offering Price (including the maximum sales charge). Estimated Long Term Return is a measure of the estimated return over the estimated life of the Trust. This represents an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual Bonds in the Portfolio, adjusted to reflect the maximum sales charge and estimated expenses. The average yield for the Portfolio is derived by weighting each Bond's yield by its market value and the time remaining to the call or maturity date, depending on how the Bond is priced. Unlike Estimated Current Return, Estimated Long Term Return takes into account maturities, discounts and premiums of the underlying Bonds.

     No return estimate can be predictive of your actual return because returns will vary with purchase price (including sales charges), how long units are held, changes in Portfolio composition, changes in interest income and changes in fees and expenses. Therefore, Estimated Current Return and Estimated Long Term Return are designed to be comparative rather than predictive. A yield calculation which is more comparable to an individual Bond may be higher or lower than Estimated Current Return or Estimated Long Term Return which are more comparable to return calculations used by other investment products.

REINVESTMENT

     Distributions will be paid in cash unless the investor elects to have distributions reinvested without sales charge in the Municipal Fund Accumulation Program, Inc. The Program is an open-end management investment company whose investment objective is to obtain income exempt from regular federal income taxes by investing in a diversified portfolio of state, municipal and public authority bonds rated A or better or with comparable credit characteristics. Reinvesting compounds earnings free from federal tax. Investors participating in the Program will be subject to state and local income taxes to the same extent as if the distributions had been received in cash, and most of the income on the Program is subject to state and local income taxes. For more complete information about the Program, including charges and expenses, request the Program's prospectus from the Trustee. Read it carefully before you decide to participate. Written notice of election to participate must be received by the Trustee at least ten days before the Record Day for the first distribution to which the election is to apply.

FUND EXPENSES

     Estimated annual Fund expenses are listed in Part A of the Prospectus; if actual expenses exceed the estimate, the excess will be borne by the Fund. The Trustee's annual fee is payable in monthly installments. The Trustee also benefits when it holds cash for the Fund in non-interest bearing accounts. Possible additional charges include Trustee fees and expenses for maintaining the Fund's registration statement current with Federal and State authorities, extraordinary services, costs of indemnifying the Trustee and the Sponsors, costs of action taken to protect the Fund and other legal fees and expenses, Fund termination expenses and any governmental charges. The Trustee has a lien on Fund assets to secure reimbursement of these amounts and may sell Bonds for this purpose if cash is not available. The Sponsors receive an annual fee of a maximum of $0.35 per $1,000 face amount to reimburse them for the cost of providing Portfolio supervisory services to the Fund. While the fee may exceed their costs of providing these services to the Fund, the total supervision fees from all Defined Asset Funds Municipal Series will not exceed their costs for these services to all of those Series during any calendar year; and the total supervision fees from all Series of Municipal Investment Trust Fund will not exceed their costs for these services to all of those Series during any calendar year. The Sponsors may also be reimbursed for their costs of providing bookkeeping and administrative services to the Fund, currently estimated at $0.10 per Unit. The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

     All or a portion of expenses incurred in establishing the Fund, including the cost of the initial preparation of documents relating to the Fund, Federal and State registration fees, the initial fees and expenses of the Trustee, legal expenses and any other out-of-pocket expenses will be paid by the Fund and amortized over five years. Advertising and selling expenses will be paid from the Underwriting Account at no charge to the Fund. Sales charges on Defined Asset Funds range from under 1.0% to 5.5%. This may be less than you might pay to buy and hold a comparable managed fund. Defined Asset Funds can be a cost-effective way to purchase and hold investments. Annual operating expenses are generally lower than for managed funds. Because Defined Asset Funds have no management fees, limited transaction costs and no ongoing marketing expenses, operating expenses are generally less than 0.25% a year. When compounded annually, small differences in expense ratios can make a big difference in your investment results. Because our portfolios rarely hold any significant amount of cash, your money is more fully invested.

TAXES

     The following discussion addresses only the U.S. federal and certain New York State and City income tax consequences under current law of Units held as capital assets and does not address the tax consequences of Units held by dealers, financial institutions or insurance companies or other investors with special circumstances.

     In the opinion of Davis Polk & Wardwell, special counsel for the Sponsors, under existing law:

        The Fund is not an association taxable as a corporation for federal income tax purposes. Each investor will be considered the owner of a pro rata portion of each Bond in the Fund under the grantor trust rules of Sections 671-679 of the Internal Revenue Code of 1986, as amended (the 'Code'). Each investor will be considered to have received the interest and accrued the original issue discount, if any, on his pro rata portion of each Bond when interest on the Bond is received or original issue discount is accrued by the Fund. The investor's basis in his Units will be equal to the cost of his Units, including any up-front sales charge and the organizational expenses borne by the investor.

        When an investor pays for accrued interest, the investor's confirmation of purchase will report to him the amount of accrued interest for which he paid. These investors will receive the accrued interest amount as part of their first monthly distribution. Accordingly, these investors should reduce their tax basis by the accrued interest amount after the first monthly distribution.

        An investor will recognize taxable gain or loss when all or part of his pro rata portion of a Bond is disposed of by the Fund. An investor will also be considered to have disposed of all or a portion of his pro rata portion of each Bond when he sells or redeems all or some of his Units. An investor who is treated as having acquired his pro rata portion of a Bond at a premium will be required to amortize the premium over the term of the Bond. The amortization is only a reduction of basis for the investor's pro rata portion of the Bond and does not result in any deduction against the investor's income. Therefore, under some circumstances, an investor may recognize taxable gain when his pro rata portion of a Bond is disposed of for an amount equal to or less than his original tax basis therefor.

        Under Section 265 of the Code, a non-corporate investor is not entitled to a deduction for his pro rata share of fees and expenses of the Fund, because the fees and expenses are incurred in connection with the production of tax-exempt income. Further, if borrowed funds are used by an investor to purchase or carry Units of the Fund, interest on this indebtedness will not be deductible for federal income tax purposes. In addition, under rules used by the Internal Revenue Service, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units.

        Under the income tax laws of the State and City of New York, the Fund is not an association taxable as a corporation and income received by the Fund will be treated as the income of the investors in the same manner as for federal income tax purposes, but will not be tax-exempt except to the extent such income is earned by bonds in the Fund that are otherwise tax-exempt for New York purposes.

        The foregoing discussion relates only to U.S. federal and certain aspects of New York State and City income taxes. Depending on their state of residence, investors may be subject to state and local taxation and should consult their own tax advisers in this regard.

                                    *  *  *

     In the opinion of bond counsel rendered on the date of issuance of each Bond, the interest on each Bond is excludable from gross income under existing law for regular federal income tax purposes (except in certain circumstances depending on the investor) but may be subject to state and local taxes, and interest on some or all of the Bonds may become subject to regular federal income tax, perhaps retroactively to their date of issuance, as a result of changes in federal law or as a result of the failure of issuers (or other users of the proceeds of the Bonds) to comply with certain ongoing requirements. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which the interest is determined to be taxable.

     Neither the Sponsors nor Davis Polk & Wardwell have made or will make any review of the proceedings relating to the issuance of the Bonds or the basis for these opinions and there can be no assurance that the issuer (and other users) will comply with any ongoing requirements necessary for a Bond to maintain its tax-exempt character.

     The Internal Revenue Service is currently engaged in a program of intensive audits of certain tax-exempt hospital and health care facility organizations. Although these audits have not yet been completed, it has been reported that the tax-exempt status of some of these organizations may be revoked. At this time, it is uncertain whether any of the hospital and health care facility obligations held by the Fund will be affected by such audit proceedings.

RECORDS AND REPORTS

     The Trustee keeps a register of the names, addresses and holdings of all investors. The Trustee also keeps records of the transactions of the Fund, including a current list of the Bonds and a copy of the Indenture, and supplemental information on the operations of the Fund and the risks associated with the Bonds held by the Fund, which may be inspected by investors at reasonable times during business hours.

     With each distribution, the Trustee includes a statement of the interest and any other receipts being distributed. Within five days after deposit of Bonds in exchange or substitution for Bonds (or contracts) previously deposited, the Trustee will send a notice to each investor, identifying both the Bonds removed and the replacement bonds deposited. The Trustee sends each investor of record an annual report summarizing transactions in the Fund's accounts and amounts distributed during the year and Bonds held, the number of Units outstanding and the Redemption Price at year end, the interest received by the Fund on the Bonds, the gross proceeds received by the Fund from the disposition of any Bond (resulting from redemption or payment at maturity or sale of any Bond), and the fees and expenses paid by the Fund, among other matters. The Trustee will also furnish annual information returns to each investor and to the Internal Revenue Service. Investors are required to report to the Internal Revenue Service the amount of tax-exempt interest received during the year. Investors may obtain copies of Bond evaluations from the Trustee to enable them to comply with federal and state tax reporting requirements. Fund accounts are audited annually by independent accountants selected by the Sponsors. Audited financial statements are available from the Trustee on request.

TRUST INDENTURE

     The Fund is a 'unit investment trust' created under New York law by a Trust Indenture among the Sponsors, the Trustee and the Evaluator. This Prospectus summarizes various provisions of the Indenture, but each statement is qualified in its entirety by reference to the Indenture.

     The Indenture may be amended by the Sponsors and the Trustee without consent by investors to cure ambiguities or to correct or supplement any defective or inconsistent provision, to make any amendment required by the SEC or other governmental agency or to make any other change not materially adverse to the interest of investors (as determined in good faith by the Sponsors). The Indenture may also generally be amended upon consent of investors holding 51% of the Units. No amendment may reduce the interest of any investor in the Fund without the investor's consent or reduce the percentage of Units required to consent to any amendment without unanimous consent of investors. Investors will be notified on the substance of any amendment.

     The Trustee may resign upon notice to the Sponsors. It may be removed by investors holding 51% of the Units at any time or by the Sponsors without the consent of investors if it becomes incapable of acting or bankrupt, its affairs are taken over by public authorities, or if under certain conditions the Sponsors determine in good faith that its replacement is in the best interest of the investors. The Evaluator may resign or be removed by the Sponsors and the Trustee without the investors' consent. The resignation or removal of either becomes effective upon acceptance of appointment by a successor; in this case, the Sponsors will use their best efforts to appoint a successor promptly; however, if upon resignation no successor has accepted appointment within 30 days after notification, the resigning Trustee or Evaluator may apply to a court of competent jurisdiction to appoint a successor.

     Any Sponsor may resign so long as one Sponsor with a net worth of $2,000,000 remains and is agreeable to the resignation. A new Sponsor may be appointed by the remaining Sponsors and the Trustee to assume the duties of the resigning Sponsor. If there is only one Sponsor and it fails to perform its duties or becomes incapable of acting or bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor at reasonable rates of compensation, terminate the Indenture and liquidate the Fund or continue to act as Trustee without a Sponsor. Merrill Lynch, Pierce, Fenner & Smith Incorporated has been appointed as Agent for the Sponsors by the other Sponsors.

     The Sponsors, the Trustee and the Evaluator are not liable to investors or any other party for any act or omission in the conduct of their responsibilities absent bad faith, willful misfeasance, negligence (gross negligence in the case of a Sponsor or the Evaluator) or reckless disregard of duty. The Indenture contains customary provisions limiting the liability of the Trustee.

MISCELLANEOUS

LEGAL OPINION

     The legality of the Units has been passed upon by Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors.

AUDITORS

     The Statement of Condition in the Prospectus was audited by Deloitte & Touche LLP, independent accountants, as stated in their opinion. It is included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

TRUSTEE

     The Trustee and its address are stated on the back cover of the Prospectus. The Trustee is subject to supervision by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and either the Comptroller of the Currency or state banking authorities.

SPONSORS

     The Sponsors are listed on the back cover of the Prospectus. They may include Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned subsidiary of Merrill Lynch Co. Inc.; Smith Barney Inc., an indirect wholly-owned subsidiary of The Travelers Inc.; Prudential Securities Incorporated, an indirect wholly-owned subsidiary of the Prudential Insurance Company of America; Dean Witter Reynolds, Inc., a principal operating subsidiary of Dean Witter Discover & Co. and PaineWebber Incorporated, a wholly-owned subsidiary of PaineWebber Group Inc. Each Sponsor, or one of its predecessor corporations, has acted as Sponsor of a number of series of unit investment trusts. Each Sponsor has acted as principal underwriter and managing underwriter of other investment companies. The Sponsors, in addition to participating as members of various selling groups or as agents of other investment companies, execute orders on behalf of investment companies for the purchase and sale of securities of these companies and sell securities to these companies in their capacities as brokers or dealers in securities.

PUBLIC DISTRIBUTION

     In the initial offering period Units will be distributed to the public through the Underwriting Account and dealers who are members of the National Association of Securities Dealers, Inc. The initial offering period is 30 days or less if all Units are sold. If some Units initially offered have not been sold, the Sponsors may extend the initial offering period for up to four additional successive 30-day periods.

     The Sponsors intend to qualify Units for sale in all states in which qualification is deemed necessary through the Underwriting Account and by dealers who are members of the National Association of Securities Dealers, Inc.; however, Units of a State trust will be offered for sale only in the State for which the trust is named, except that Units of a New Jersey trust will also be offered in Connecticut, Units of a Florida trust will also be offered in New York and Units of a New York trust will also be offered in Connecticut, Florida and Puerto Rico. The Sponsors do not intend to qualify Units for sale in any foreign countries and this Prospectus does not constitute an offer to sell Units in any country where Units cannot lawfully be sold. Sales to dealers and to introducing dealers, if any, will initially be made at prices which represent a concession from the Public Offering Price, but the Agent for the Sponsors reserves the right to change the rate of any concession from time to time. Any dealer or introducing dealer may reallow a concession up to the concession to dealers.

UNDERWRITERS' AND SPONSORS' PROFITS

     Upon sale of the Units, the Underwriters will be entitled to receive sales charges. The Sponsors also realize a profit or loss on deposit of the Bonds equal to the difference between the cost of the Bonds to the Fund (based on the offer side evaluation on the initial date of deposit) and the Sponsors' cost of the Bonds. In addition, a Sponsor or Underwriter may realize profits or sustain losses on Bonds it deposits in the Fund which were acquired from underwriting syndicates of which it was a member. During the initial offering period, the Underwriting Account also may realize profits or sustain losses as a result of fluctuations after the initial date of deposit in the Public Offering Price of the Units. In maintaining a secondary market for Units, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy Units and the prices at which they resell these Units (which include the sales charge) or the prices at which they redeem the Units. Cash, if any, made available by buyers of Units to the Sponsors prior to a settlement date for the purchase of Units may be used in the Sponsors' businesses to the extent permitted by Rule 15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the Sponsors.

FUND PERFORMANCE

     Information on the performance of the Fund for various periods, on the basis of changes in Unit price plus the amount of income and principal distributions reinvested, may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective investors. Total return figures are not averaged, and may not reflect deduction of the sales charge, which would decrease the return. Average annualized return figures reflect deduction of the maximum sales charge. No provision is made for any income taxes payable.

      Past performance may not be indicative of future results. The Fund is not actively managed. Unit price and return fluctuate with the value of the Bonds in the Portfolio, so there may be a gain or loss when Units are sold.

      Fund performance may be compared to performance on the same basis (with distributions reinvested) of Moody's Municipal Bond Averages or performance data from publications such as Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, The New York Times, U.S. News and World Report, Barron's Business Week, CDA Investment Technology, Inc., Forbes Magazine or Fortune Magazine. As with other performance data, performance comparisons should not be considered representative of the Fund's relative performance for any future period.

DEFINED ASSET FUNDS

     Municipal Investment Trust Funds have provided investors with tax-free income for more than 30 years. For decades informed investors have purchased unit investment trusts for dependability and professional selection of investments. Defined Asset Funds' philosophy is to allow investors to 'buy with knowledge' (because, unlike managed funds, the portfolio of municipal bonds and the return are relatively fixed) and 'hold with confidence' (because the portfolio is professionally selected and regularly reviewed). Defined Asset Funds offers an array of simple and convenient investment choices, suited to fit a wide variety of personal financial goals--a buy and hold strategy for capital accumulation, such as for children's education or retirement, or attractive, regular current income consistent with the preservation of principal. Tax-exempt income can help investors keep more today for a more secure financial future. It can also be important in planning because tax brackets may increase with higher earnings or changes in tax laws. Unit investment trusts are particularly suited for the many investors who prefer to seek long-term income by purchasing sound investments and holding them, rather than through active trading. Few individuals have the knowledge, resources or capital to buy and hold a diversified portfolio on their own; it would generally take a considerable sum of money to obtain the breadth and diversity that Defined Asset Funds offer. One's investment objectives may call for a combination of Defined Asset Funds.
     Defined Asset Funds reflect a buy and hold strategy that the Sponsors believe can be more effective and cheaper than active management. This strategy is premised on selection criteria and procedures, diversification and regular monitoring by investment professionals. Various advertisements and sales literature may summarize the results of economic studies concerning how stock market movement has tended to be concentrated and how longer-term investments can tend to reduce risk.

     One of the most important investment decisions you face may be how to allocate your investments among asset classes. Diversification among different kinds of investments can balance the risks and rewards of each one. Most investment experts recommend stocks for long-term capital growth. Long-term corporate bonds offer relatively high rates of interest income. By purchasing both defined equity and defined bond funds, investors can receive attractive current income, as well as growth potential, offering some protection against inflation. From time to time various advertisements, sales literature, reports and other information furnished to current or prospective investors may present the average annual compounded rate of return of selected asset classes over various periods of time, compared to the rate of inflation over the same periods.

EXCHANGE OPTION--MUNICIPAL INVESTMENT TRUST FUND ONLY.

     You may exchange Fund Units for units of certain other Defined Asset Funds subject only to a reduced sales charge. You may exchange your units of any Municipal Investment Trust Fund Intermediate Term Series with a regular maximum sales charge of at least 3.25%, of any other Defined Asset Fund with a regular maximum sales charge of at least 3.50%, or of any unaffiliated unit trust with a regular maximum sales charge of at least 3.0%, for Units of this Fund at their relative net asset values, subject only to a reduced sales charge, or to any remaining Deferred Sales Charge, as applicable.

     To make an exchange, you should contact your financial professional to find out what suitable Exchange Funds are available and to obtain a prospectus. You may acquire units of only those Exchange Funds in which the Sponsors are maintaining a secondary market and which are lawfully for sale in the state where you reside. Except for the reduced sales charge, an exchange is a taxable event normally requiring recognition of any gain or loss on the units exchanged. However, the Internal Revenue Service may seek to disallow a loss if the portfolio of the units acquired is not materially different from the portfolio of the units exchanged; you should consult your own tax advisor. If the proceeds of units exchanged are insufficient to acquire a whole number of Exchange Fund units, you may pay the difference in cash (not exceeding the price of a single unit acquired).

     As the Sponsors are not obligated to maintain a secondary market in any series, there can be no assurance that units of a desired series will be available for exchange. The Exchange Option may be amended or terminated at any time without notice.

SUPPLEMENTAL INFORMATION

     Upon writing or calling the Trustee shown on the back cover of Part A of this Prospectus, investors will receive at no cost to the investor supplemental information about the Fund, which has been filed with the SEC. The supplemental information includes more detailed risk factor disclosure about the types of Bonds that may be part of the Fund's Portfolio, general risk disclosure concerning any letters of credit or insurance securing certain Bonds, and general information about the structure and operation of the Fund.

                                   APPENDIX A

DESCRIPTION OF RATINGS (AS DESCRIBED BY THE RATING COMPANIES THEMSELVES)

STANDARD & POOR'S RATINGS GROUP, A DIVISION OF MCGRAW-HILL, INC.

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC--Debt rated BB, B, CCC and CC is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     A provisional rating, indicated by 'p' following a rating, assumes the successful completion of the project being financed by the issuance of the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

     * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

     NR--Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

MOODY'S INVESTORS SERVICE, INC.

     Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge'. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Rating symbols may include numerical modifiers 1, 2 or 3. The numerical modifier 1 indicates that the security ranks at the high end, 2 in the mid-range, and 3 nearer the low end, of the generic category. These modifiers of rating symbols give investors a more precise indication of relative debt quality in each of the historically defined categories.

     Conditional ratings, indicated by 'Con.', are sometimes given when the security for the bond depends upon the completion of some act or the fulfillment of some condition. Such bonds are given a conditional rating that denotes their probable credit stature upon completion of that act or fulfillment of that condition.

     NR--Should no rating be assigned, the reason may be one of the following:
(a) an application for rating was not received or accepted; (b) the issue or issuer belongs to a group of securities that are not rated as a matter of policy; (c) there is a lack of essential data pertaining to the issue or issuer or (d) the issue was privately placed, in which case the rating is not published in Moody's publications.

FITCH INVESTORS SERVICE, INC.

     AAA--These bonds are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--These bonds are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue.

     A--These bonds are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--These bonds are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however are more likely to weaken this ability than bonds with higher ratings.

     A '+' or a '-' sign after a rating symbol indicates relative standing in its rating.

DUFF & PHELPS CREDIT RATING CO.

     AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic condtions.

     A--Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     A '+' or a '-' sign after a rating symbol indicates relative standing in its rating.

                                   APPENDIX B
        SALES CHARGE SCHEDULES FOR DEFINED ASSET FUNDS, MUNICIPAL SERIES

     DEFERRED AND UP-FRONT SALES CHARGES. Units purchased during the first year of the Fund will be subject to periodic deferred and contingent deferred sales charges. Units purchased in the second through fifth year will be subject to an up-front sales charge as well as periodic deferred and contingent deferred sales charges. Units purchased thereafter will be subject only to an up-front sales charge. During the first five years of the Fund, a fixed periodic deferred sales charge of $2.75 per Unit is payable on 20 quarterly payment dates occurring on the 10th day of February, May, August and November, commencing no earlier than 45 days after the initial date of deposit. Investors purchasing Units on the initial date of deposit and holding for at least five years, for example, would incur total periodic deferred sales charges of $55.00 per Unit. Because of the time value of money, however, as of the initial date of deposit this periodic deferred sales charge obligation would, at current interest rates, equate to an up-front sales charge of approximately 4.75%.

     The Public Offering Price subsequent to the Initial Date of Deposit will fluctuate. As the periodic deferred sales charge is a fixed dollar amount irrespective of the Public Offering Price, it will represent a varying percentage of the Public Offering Price. An up-front sales charge will be imposed on all unit purchases after the first year of the Fund. The following table illustrates the combined maximum up-front and periodic deferred sales charges that would be incurred by an investor who purchases Units at the beginning of each of the first five years of the Fund (based on a constant Unit price) and holds them through the fifth year of the Fund:

                                                                                                           TOTAL
                                                     UP-FRONT SALES CHARGE            MAXIMUM      UP-FRONT AND PERIODIC
                     -----------------------------------------------------------        AMOUNT      DEFERRED SALES
  YEAR OF UNIT       AS PERCENT OF PUBLIC   AS PERCENT OF NET      AMOUNT PER     DEFERRED PER             CHARGES
      PURCHASE        OFFERING PRICE        AMOUNT INVESTED      $1,000 INVESTED  $1,000 INVESTED  PER $1,000 INVESTED
-------------------  ---------------------  -------------------  ---------------  ---------------  ---------------------
             1                  None                  None               None        $   55.00           $   55.00
             2                  1.10%                 1.11%         $   11.00            44.00               55.00
             3                  2.20                  2.25              22.00            33.00               55.00
             4                  3.30                  3.41              33.00            22.00               55.00
             5                  4.40                  4.60              44.00            11.00               55.00

     CONTINGENT DEFERRED SALES CHARGE. Units redeemed or repurchased within 4 years after the Fund's initial date of deposit will not only incur the periodic deferred sales charge until the quarter of redemption or repurchase but will also be subject to a contingent deferred sales charge:


                 YEAR SINCE FUND'S
                  INITIAL DATE OF     CONTINGENT DEFERRED
                      DEPOSIT         SALES CHARGE PER UNIT
               ---------------------  ---------------------
                         1                  $   25.00
                         2                      15.00
                         3                      10.00
                         4                       5.00
                 5 and thereafter                None


     The contingent deferred sales charge is waived on any redemption or repurchase of Units after the death (including the death of a single joint tenant with rights of survivorship) or disability (as defined in the Internal Revenue Code) of an investor, provided the redemption or repurchase is requested within one year of the death or initial determination of disability. The Sponsors may require receipt of satisfactory proof of disability before releasing the portion of the proceeds representing the amount of the contingent deferred sales charge waived.

     To assist investors in understanding the total costs of purchasing units during the first four years of the Fund and disposing of those units by the fifth year, the following tables set forth the maximum combined up-front, periodic and contingent deferred sales charges that would be incurred (assuming a constant Unit price) by an investor:

                    UNITS PURCHASED ON INITIAL OFFERING DATE

  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             1                  None            $   11.00           $   25.00            $   36.00
             2                  None                22.00               15.00                37.00
             3                  None                33.00               10.00                43.00
             4                  None                44.00                5.00                49.00
             5                  None                55.00                0.00                55.00


                                      b-1

                  UNITS PURCHASED ON FIRST ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             2             $   11.00            $   11.00           $   15.00            $   37.00
             3                 11.00                22.00               10.00                43.00
             4                 11.00                33.00                5.00                49.00
             5                 11.00                44.00                0.00                55.00

                 UNITS PURCHASED ON SECOND ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             3             $   22.00            $   11.00           $   10.00            $   43.00
             4                 22.00                22.00                5.00                49.00
             5                 22.00                33.00                0.00                55.00

                  UNITS PURCHASED ON THIRD ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             4             $   33.00            $   11.00           $    5.00            $   49.00
             5                 33.00                22.00                0.00                55.00

                 UNITS PURCHASED ON FOURTH ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             5             $   44.00            $   11.00           $    0.00            $   55.00

                                   APPENDIX C
           SALES CHARGE SCHEDULES FOR MUNICIPAL INVESTMENT TRUST FUND
                                INITIAL OFFERING

                                                      SALES CHARGE
                                       (GROSS UNDERWRITING PROFIT)
                                     ----------------------------------
                                      AS PERCENT OF       AS PERCENT OF  DEALER CONCESSION AS   PRIMARY MARKET
                                     OFFER SIDE PUBLIC     NET AMOUNT    PERCENT OF PUBLIC       CONCESSION TO
NUMBER OF UNITS                      OFFERING PRICE          INVESTED     OFFERING PRICE        INTRODUCING DEALERS
-----------------------------------  -------------------  -------------  ---------------------  -------------------

           MONTHLY PAYMENT SERIES, MULTISTATE SERIES, INSURED SERIES


Less than 250......................            4.50%            4.712%             2.925%            $   32.40
250 - 499..........................            3.50             3.627              2.275                 25.20
500 - 749..........................            3.00             3.093              1.950                 21.60
750 - 999..........................            2.50             2.564              1.625                 18.00
1,000 or more......................            2.00             2.041              1.300                 14.40

                   INTERMEDIATE SERIES (TEN YEAR MATURITIES)

Less than 250......................            4.00%            4.167%             2.600%            $   28.80
250 - 499..........................            3.00             3.093              1.950                 21.60
500 - 749..........................            2.50             2.564              1.625                 18.00
750 - 999..........................            2.00             2.041              1.300                 14.40
1,000 or more......................            1.50             1.523              0.975                 10.00

              INTERMEDIATE SERIES (SHORT INTERMEDIATE MATURITIES)

Less than 250......................            2.75%            2.828%             1.788%            $   19.80
250 - 499..........................            2.25             2.302              1.463                 16.20
500 - 749..........................            1.75             1.781              1.138                 12.60
750 - 999..........................            1.25             1.266              0.813                  9.00
1,000 or more......................            1.00             1.010              0.650                  7.20

                                SECONDARY MARKET


                   ACTUAL SALES CHARGE AS     DEALER CONCESSION AS
                   PERCENT OF EFFECTIVE       PERCENT OF EFFECTIVE
 NUMBER OF UNITS        SALES CHARGE               SALES CHARGE
-----------------  -------------------------  -------------------------
1-249                            100%                        65%
250-499                           80                         52
500-749                           60                         39
750-999                           45                      29.25
1,000 or more                     35                      22.75

                             EFFECTIVE SALES CHARGE


                               AS PERCENT       AS PERCENT
          TIME TO             OF BID SIDE        OF PUBLIC
          MATURITY             EVALUATION    OFFERING PRICE
----------------------------  -------------  -----------------
Less than six months                    0%               0%
Six months to 1 year                0.756             0.75
Over 1 year to 2 years              1.523             1.50
Over 2 years to 4 years             2.564             2.50
Over 4 years to 8 years             3.627             3.50
Over 8 years to 15 years            4.712             4.50
Over 15 years                       5.820             5.50

     For this purpose, a Bond will be considered to mature on its stated maturity date unless it has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier date, or is subject to a mandatory tender, in which case the earlier date will be considered the maturity date.

PROSPECTUS FORMAT

     This prospectus consists of a Part A, this Part B and for certain State Trusts, an additional Part C. The Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

     No person is authorized to give any information or to make any representations with respect to this investment company not contained in the registration statement and related exhibits; and any information or representation not contained therein must not be relied upon as having been authorized. The Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.











                                                                    15900--11/95

           SUPPLEMENT DATED JANUARY 16, 1996 TO PROSPECTUSES OF ALL MUNICIPAL INVESTMENT TRUST FUND SERIES OTHER THAN PUT SERIES.

Effective immediately the Effective Sales Charge for secondary market purchases of units of these Series will be computed as follows:

                                               AS PERCENT     AS PERCENT
            TIME TO                            OF BID SIDE     OF PUBLIC
            MATURITY                           EVALUATION    OFFERING PRICE
            --------                           -----------   --------------

Less than six months                                   0%            0%
Six months to less than 1 year                     0.503          0.50
 1  year to less than 2 years                      1.010          1.00
 2 years to less than 3 years                      1.523          1.50
 3 years to less than 4 years                      2.302          2.25
 4 years to less than 5 years                      2.828          2.75
 5 years to less than 6 years                      3.093          3.00
 6 years to less than 7 years                      3.359          3.25
 7 years to less than 8 years                      3.627          3.50
 8 years to less than 9 years                      4.167          4.00
 9 years to less than 12 years                     4.439          4.25
12 years to less than 15 years                     4.712          4.50
15 years or more                                   5.820          5.50

For this purpose, a Bond will be considered to mature on its stated maturity date unless: it has been called for redemption; (although not called) its yield to maturity is more than 40 basis points higher than its yield to any call date; funds or securities have been placed in escrow to redeem it on an earlier date; or the Bond is subject to a mandatory tender. In each of these cases the earlier date will be considered the maturity date.

                             DEFINED
                             ASSET FUNDSSM


SPONSORS:                               MUNICIPAL INVESTMENT
Merrill Lynch,                          TRUST FUND
Pierce, Fenner & Smith Incorporated     Intermediate Term Series--201
Defined Asset Funds                     Unit Investment Trusts
P.O. Box 9051                           PROSPECTUS PART A
Princeton, N.J. 08543-9051              This Prospectus consists of a Part A and
(609) 282-8500                          a Part B. The Prospectus does not
Smith Barney Inc.                       contain all of the information with
Unit Trust Department                   respect to the investment company set
388 Greenwich Street--23rd Floor        forth in its registration statement and
New York, NY 10013                      exhibits relating thereto which have
1-800-223-2532                          been filed with the Securities and
PaineWebber Incorporated                Exchange Commission, Washington, D.C.
1200 Harbor Boulevard                   under the Securities Act of 1933 and the
Weehawken, N.J. 07087                   Investment Company Act of 1940, and to
(201) 902-3000                          which reference is hereby made.
Prudential Securities Incorporated      No person is authorized to give any
One Seaport Plaza                       information or to make any
199 Water Street                        representations with respect to this
New York, N.Y. 10292                    investment company not contained in its
(212) 776-1000                          registration statement and exhibits
Dean Witter Reynolds Inc.               relating thereto; and any information or
Two World Trade Center--59th Floor      representation not contained therein
New York, N.Y. 10048                    must not be relied upon as having been
(212) 392-2222                          authorized. This Prospectus does not
EVALUATOR:                              constitute an offer to sell, or a
Kenny S&P Evaluation Services,          solicitation of an offer to buy,
a division of J. J. Kenny Co., Inc.     securities in any state to any person to
65 Broadway                             whom it is not lawful to make such offer
New York, N.Y. 10006                    in such state.
TRUSTEE:                                14373--03/96
The Chase Manhattan Bank, N.A.
(a National Banking Association)
Customer Service Retail Department
770 Broadway--7th Floor
New York, N.Y. 10003-9598
1-800-323-1508